                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION



                                 AVESTA TRUST

                                 ANNUAL REPORT

                               December 31, 1996

                           Officers                                                            Supervisory Committee
         --------------------------------------------                                      -----------------------------
          Henry J. Lartigue, Chief Executive Officer                                        Henry J. Lartigue, Chairman
                Cheryl M. Morgan, Treasurer                                                    Frank A. Liddell, Jr.
Marguerite Williams, Controller and Chief Accounting Officer                                     George E. McDavid
     Thomas J. Press, Compliance Officer and Secretary                                            Kenneth L. Otto
               Guy Barba, Portfolio Officer                                                      H. Michael Tyson
           Denise Byington, Portfolio Officer
         H. Mitchell Harper, Portfolio Officer
      Deborah Williams-McGehee, Portfolio Officer
       Sylvia Cruz, Assistant Compliance Officer
       Joy H. Rose, Assistant Compliance Officer


                                                              Trustee
                                                 ---------------------------------
                                                        Texas Commerce Bank
                                                       National Association
                                                             712 Main
                                                       Houston, Texas  77002


                        Legal Counsel                                                         Independent Accountants
         --------------------------------------------                                      -----------------------------
                  Simpson Thacher & Bartlett                                                   Price Waterhouse, LLP
                    425 Lexington Avenue                                                    1201 Louisiana, Suite 2900
                  New York, New York  10017                                                    Houston, Texas  77002


                                                           AVESTA Trust
                                                 ---------------------------------
                                                             7-TCT-37
                                                          P. O. Box 1555
                                                          Houston, Texas
                                                            77251-1555


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                           AVESTA EQUITY GROWTH FUND


--------------------------------------------------------------------------------
  Average Annual Total Return*    1 Year   3 Years   5 Years   Since Inception
                                                                April 4, 1988
                                  ----------------------------------------------
  Period ended 12/31/96
                                  20.52%    14.53%    10.38%        12.47%
--------------------------------------------------------------------------------

The Equity Growth Fund seeks to increase retirement assets by investing in securities that provide capital appreciation. Current income is a secondary objective. Primary emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks that are convertible into common stocks. Throughout 1996, growth stocks outperformed the value sector. During the first half of 1996, the Fund's performance was enhanced by a mix of large and mid-capitalization common stocks. The Fund's Adviser continued steps towards a broader portfolio, representative of a large and mid-capitalization growth style. During the second half of the year, the Fund continued to be positioned in a manner that reflects its growth objective at approximately 2/3 growth stocks and 1/3 cyclical stocks. With the Fund's focus on valuation and growing earnings, the Adviser continues to find opportunities in growth stocks.

The Equity Growth Fund's total return* for 1996 was 20.52%, compared to the Standard & Poor's 500 Stock Index return of 22.92%

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (April 4, 1988) and held through December 31, 1996, as well as the performance of the Standard & Poor's 500 Stock Index. Past performance is not predictive of future returns.




                             [GRAPH APPEARS HERE]






The Standard & Poor's 500 Stock Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted Index calculated on a total return basis with dividends reinvested.

*Total returns are net of expenses and fees and reflect reimbursement of certain expenses and the Fund's policy of not distributing income and capital gains on a current basis.

                           AVESTA EQUITY INCOME FUND


--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN*    1 YEAR   3 YEARS   5 YEARS   SINCE INCEPTION
                                                                APRIL 4, 1988
                                  ----------------------------------------------
  Period ended 12/31/96
                                  17.87%    15.05%    12.56%        12.58%
--------------------------------------------------------------------------------

The Equity Income Fund seeks to increase retirement assets through investing in equity securities that provide both capital appreciation as well as current income. Investment emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. The top five performance sectors for the Equity Income Fund for the year were financial services, technology, energy, consumer and healthcare. Changes in the portfolio holdings for 1996 generally reflected the Adviser's search for investments with the Fund's classic combination of higher yielding stocks with attractive valuations and superior earnings growth potential. The Adviser reduced the Fund's positions in issues with forward earning growth dependent on the continuation of a strong domestic economy. A continuation of this strategy is warranted, we believe, based on our observation that despite current record profit levels for Standard & Poor's 500 companies, relative earnings growth is more likely to be achieved in companies with products focused on secular rather than cyclical sources of earnings.

The Equity Income Fund's total return* for 1996 was 17.87%, compared to the return of the Standard & Poor's 500 Stock Index of 22.92%.


The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (April 4, 1988) and held through December 31, 1996, as well as the performance of the Standard & Poor's 500 Stock Index. Past performance is not predictive of future returns.






                             [GRAPH APPEARS HERE]







The Standard & Poor's 500 Stock Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted Index calculated on a total return basis with dividends reinvested.


*Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses and the Fund's policy of not distributing income and capital gains on a current basis.

                             AVESTA BALANCED FUND


--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN*    1 YEAR   3 YEARS   5 YEARS   SINCE INCEPTION
                                                                APRIL 4, 1988
                                  ----------------------------------------------
  Period ended 12/31/96
                                  11.31%    10.45%    8.51%         10.34%
--------------------------------------------------------------------------------

The Balanced Fund seeks to increase retirement assets by investing in a combination of bonds and equity-based securities, which include common stocks, debt securities and preferred stocks that are convertible into common stocks, to provide a balance of current income and growth of capital. Investment emphasis is on common stocks and fixed-income securities. At the beginning of 1996, the Fund was invested to achieve a ratio of 50% equity investments and 50% fixed-income investments. Within the equity portion of the portfolio, positions in technology, large multinational consumer issues and health care holdings were added throughout the year. Within the Fund's fixed-income sector, the Adviser positioned the Fund defensively in the first quarter when interest rates began to climb significantly. The Fund's duration and maturity were moved into a market-neutral posture mid-year amid signs of stabilization, and remained in that mode for the balance of the year.

The Balanced Fund's total return* for 1996 was 11.31%, compared to the Lehman Brothers Government/ Corporate Bond Index of 2.90% and the Standard & Poor's 500 Stock Index of 22.92%, respectively.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (April 4, 1988) and held through December 31, 1996, as well as the performance of the Lehman Brothers Government/Corporate Bond Index and the Standard & Poor's 500 Stock Index. Past performance is not predictive of future returns.







                             [GRAPH APPEARS HERE]


The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. The Standard & Poor's 500 Stock Index covers industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted Index calculated on a total return basis with dividends reinvested.

*Total returns are net of expenses and fees and reflect reimbursement of certain expenses and the Fund's policy of not distributing income and capital gains on a current basis.

                              AVESTA INCOME FUND

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN*    1 YEAR   3 YEARS   5 YEARS   SINCE INCEPTION
                                                                APRIL 4, 1988
                              --------------------------------------------------
      Period ended 12/31/96
                                  1.91%     4.84%     5.95%          7.32%
--------------------------------------------------------------------------------

The Income Fund seeks to increase retirement assets by investing in securities that earn a high level of current income with consideration also given to safety of principal. By stressing current yield through fixed-income securities, and managing maturities, the Income Fund attempts to provide greater stability of unit value than certain of the other AVESTA funds. While the Income Fund may participate to a limited extent in the general equity markets, capital appreciation is an incidental consideration, and investment emphasis is on fixed-income securities. As a matter of operating policy, the fixed-income securities purchased by the Fund normally have a maturity in excess of one year. Throughout 1996, the Fund's average maturity fluctuated between 7.9 years and
9.8 years. Interest rates rose substantially during the first quarter of the year as the bond market reacted to greater-than-expected economic growth and the Fund's maturity structure was defensive. However, the Adviser moved the Fund to a more market-neutral position amid some signs of stabilization of the interest rate environment in the second quarter, and remained in that stance for the balance of the year.

The Income Fund's total return* for 1996 was 1.91%, compared to 2.90% for the Lehman Brothers Government/Corporate Bond Index.

The following graph illustrates the total return* based on a $10,000 investment in the Fund made at the date of inception (April 4, 1988) and held through December 31, 1996, as well as the performance of the Lehman Brothers Government/Corporate Bond Index. Past performance is not predictive of future performance.





                             [GRAPH APPEARS HERE]





The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. Total return for the Index comprises price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization.

*Total returns for the Income Fund are net of expenses and fees and reflect reimbursement of certain expenses, waivers of certain fees and the Fund's policy of not distributing income and gain on a current basis.

                            AVESTA CORE EQUITY FUND


--------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURN*    1 YEAR      3 YEARS      SINCE INCEPTION
                                                              APRIL 1, 1993
                                    --------------------------------------------
    Period ended 12/31/96
                                    22.54%       13.87%           13.23%
--------------------------------------------------------------------------------

The Core Equity Fund seeks to increase retirement assets by maximizing total investment return by emphasizing long-term capital appreciation and current income consistent with reasonable risk. The Fund pursues its objective by investing at least 70% of its total assets in a diversified portfolio of common stocks of well-established companies that are domiciled in the U.S. The Fund may also invest in other equity-based securities, such as debt securities and preferred stocks that are convertible into common stocks. The Fund reflected the performance of the Standard & Poor's 500 Stock Index during the first half of the year as a result of its strategy of remaining full invested in the market and diversified among the Standard & Poor's 500 Stock Index. During the second half, the Fund's Adviser increased its holdings in large capitalization multinational companies including Coca-Cola, General Electric, and Johnson & Johnson as well as positions in other large capitalization companies.

The Core Equity Fund's average annual total return* from inception on April 1, 1993 through December 31, 1996 was 13.23%. For the full year 1996, the Fund returned 22.54%, compared to the return of the Standard & Poor's 500 Stock Index of 22.92%.


The following graph illustrates the total return* based on a $10,000 investment in the Fund made at the date of inception (April 1, 1993) and held through December 31, 1996, as well as the performance of the Standard & Poor's 500 Stock Index. Past performance is not predictive of future returns.





                             [GRAPH APPEARS HERE]





The Standard & Poor's 500 Stock Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted Index calculated on a total return basis with dividends reinvested.

*Total returns are net of expenses and fees and reflect reimbursement of certain expenses and the Fund's policy of not distributing income and capital gains on a current basis.

                       AVESTA SMALL CAPITALIZATION FUND


--------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURN    1 YEAR      3 YEARS      SINCE INCEPTION
                                                             APRIL 1, 1993
                                   ---------------------------------------------
   Period ended 12/31/96           30.88%       17.24%           16.19%
--------------------------------------------------------------------------------

The Small Capitalization Fund seeks to increase retirement assets primarily through capital appreciation. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration. The Small Capitalization Fund invests primarily in common stocks of U.S. companies having stock market capitalizations of up to $750 million. The Fund tries to identify smaller, rapidly growing companies in growth sectors of the economy. These smaller capitalization companies may be more volatile than larger capitalization companies. The Fund's performance was helped by holdings in the strong performing financial and energy sectors. The Adviser decreased the Fund's weightings in positions which had become extended on price and valuation basis, reducing downside risk, and softening the effects of the market correction during the June and July time period. During the second half of the year, the Fund's Adviser maintained the overweight position in the energy sector. The Adviser maintains a positive outlook for small cap stocks and strong earnings growth of small capitalization issues during 1997.

The Small Capitalization Fund's average annual total return* from inception on April 1, 1993 through December 31, 1996 was 16.19%. For the full year 1996, the Fund returned 30.88% compared to the Standard & Poor's 600 Small Capitalization Stock Index return of 21.31%

The following graph illustrates the total return* based on a $10,000 investment in the Fund made at the date of inception (April 1, 1993) and held through December 31, 1996, as well as the performance of the Standard & Poor's 600 Small Capitalization Stock Index. Past performance is not predictive of future returns.




                             [GRAPH APPEARS HERE]





The Standard & Poor's 600 Small Cap Stock Index covers 600 industrial, technology, utility, transportation and financial companies of the U.S. markets. The Index represents about 4% of the total market value of U.S. equities. It is a capitalization-weighted Index calculated on a total return basis with dividends reinvested.

*Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses, waivers of certain fees and the Fund's policy of not distributing income and gain on a current basis.

        AVESTA Short-Intermediate Term U.S. Government Securities Fund

--------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURN*      1 YEAR      3 YEARS      SINCE INCEPTION
                                                               APRIL 1, 1993
                                  ----------------------------------------------
   Period ended 12/31/96             2.68%        4.40%             4.17%
--------------------------------------------------------------------------------

The Short-Intermediate Term U.S. Government Securities Fund seeks to increase retirement assets by providing as high a level of current income as is consistent with preservation of capital. The Fund invests primarily in U.S. Government Securities and related repurchase agreements. "U.S. Government Securities" include debt securities issued by the Treasury that are direct obligations of the United States government. These securities are backed by the full faith and credit of U.S. agencies or instrumentalities. These securities are not direct obligations of the Treasury. As a matter of operating policy, the Fund maintains a dollar-weighted average maturity, under normal market conditions, of two to five years measured at the time of investment. The Fund maintained its maturity structure between 2.1 years and 3.5 years throughout the full year 1996. During the year, over 90% of the Fund's assets were invested in Treasury and U.S. Government agency securities. At December 31, 1996 the average maturity of the Fund's portfolio securities was 3.3 years.

The Short-Intermediate Term U.S. Government Securities Fund's average annual total return* from inception on April 1, 1993 through December 31, 1996 was 4.17%. For the full year 1996, the Fund returned 2.68%. The return on the Lehman Brothers 1 - 3 Year Government Index and the Lehman Brothers Intermediate Government Bond Index was 5.08% and 4.06%, respectively, for 1996.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (April 1, 1993) and held through December 31, 1996, as well as the performance of the Lehman Brothers 1-3 Year Government Index and the Lehman Brothers Intermediate Government Bond Index over the same period. Past performance is not predictive of future performance.




                             [GRAPH APPEARS HERE]







The Lehman Brothers Intermediate Government Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and 9.99 years. The Lehman Brothers 1-3 Year Government Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and three years.

*Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses and the Fund's policy of not distributing income and gain on a current basis.

                    AVESTA U. S. GOVERNMENT SECURITIES FUND


--------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURN*        1 YEAR     3 YEARS   SINCE INCEPTION
                                                              APRIL 1, 1993
                                        ----------------------------------------
    Period ended 12/31/96
                                        -1.89%       5.36%        6.72%
--------------------------------------------------------------------------------

The U.S. Government Securities Fund seeks to increase retirement assets by providing current income with an emphasis on capital preservation. The Fund invests primarily in U.S. Government Securities and related repurchase agreements. The average maturity ranged from 21.5 years to 23.6 years during the full year 1996. There are no restrictions on the maturity of the securities in the Fund's portfolio. Substantially all of the assets of the Fund were invested in U. S Government and Government Agency Securities throughout 1996. The Fund invests primarily in long-term Treasury securities and is structured to remain relatively fully invested. The Fund's performance roughly paralleled the course of long-term bond prices during the year.

The U.S. Government Securities Fund's average total return* from inception on April 1, 1993 through December 31, 1996 was 6.72%. For the full year 1996, the Fund returned -1.89%. The total return of the Lehman Brothers Government Long-Term Bond Index was -0.84% for 1996.

The following graph illustrates total return based on a $10,000 investment in the Fund made at the date of inception (April 1, 1993) and held through December 31, 1996, as well as the performance of the Lehman Brothers Government Long-Term Bond Index during such period. Past performance is not predictive of future performance.






                             [GRAPH APPEARS HERE]





The Lehman Brothers Government Long-Term Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities of ten years or greater. Total return for the Index comprises price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization.

*Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses, waivers of certain fees and the Fund's policy of not distributing income and gain on a current basis.

                      AVESTA  INTERMEDIATE TERM BOND FUND


--------------------------------------------------------------------------------
                                   1 YEAR    SINCE INCEPTION OCTOBER 3, 1994
                                   ---------------------------------------------
  Average Annual Total Return*
  Period ended 12/31/96             1.86%                7.99%
--------------------------------------------------------------------------------

The Intermediate Term Bond Fund seeks to increase retirement assets primarily through current income, with consideration given to stability of principal. Primary investment emphasis is on intermediate term, investment grade fixed-income securities. The Fund maintains a dollar weighted average portfolio maturity ranging from three to ten years. Under normal market conditions, at least 65% of the Intermediate Term Bond Fund's total assets will be invested in bonds, notes, or debentures issued by domestic or foreign corporations, U.S. Government Securities and debt obligations collateralized by U.S. Government Securities. During the first quarter of the year, interest rates increased significantly and the yield on five-year U.S. Treasury bonds increased approximately 100 basis points, lessening the value of the securities in the Fund's portfolio. As rates dropped during the second quarter, the Adviser structured the Fund's portfolio more aggressively than its benchmark Index.

The AVESTA Intermediate Term Bond Fund had average annual total return* from inception on October 3, 1994 through December 31, 1996 of 7.99%. For the full year 1996, the Fund returned 1.86%. The return of the Lehman Brothers Government/ Corporate Bond Index was 2.90% over the same period. Past performance is not predictive of future returns.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (October 3, 1994) and held through December 31, 1996, as well as the performance of the Lehman Brothers Intermediate Government/Corporate Bond Index for the same time period. Past performance is not predictive of future returns.





                             [GRAPH APPEARS HERE]





The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. Total return for the Index comprises price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization.

*Total return for the AVESTA Intermediate Term Bond Fund is net of expenses and fees and reflect reimbursement of certain expenses and the Fund's policy of not distributing income and gain on a current basis.

                        AVESTA RISK MANAGER-INCOME FUND



                                   1 YEAR      SINCE INCEPTION OCTOBER 3, 1994
                                   ---------------------------------------------
   Average Annual Total Return*
   Period ended 12/31/96
                                    6.90%                  9.64%
--------------------------------------------------------------------------------

The Risk Manager-Income Fund seeks to increase retirement assets by investing in a combination of debt and, to a lesser extent, equity-based securities to achieve high current income, and where appropriate, capital appreciation. The Fund seeks to achieve its objectives by following an asset allocation strategy that contemplates investing in a flexible portfolio of fixed-income, equity-based and money market securities of domestic and foreign issuers. During the first quarter of the year, interest rates increased significantly and the Adviser positioned the Fund's maturity structure defensively. The Fund's risk profile was moved into a more market-neutral posture amid some signs of stabilization of interest rates and remained in that stance for the balance of the year.

The AVESTA Risk Manager-Income Fund had an average annual total return* from inception on October 3, 1994 through December 31, 1996 of 9.64%. For the full year 1996, the Fund returned 6.90%. The return of the Lehman Brothers Government/ Corporate Bond Index was 2.90%; the Standard & Poor's 500 Stock Index returned 22.92% for the same time period.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (October 3, 1994) and held through December 31, 1996, as well as the performance of the Lehman Brothers Government/Corporate Bond Index and the Standard & Poor's 500 Stock Index for the same time period. Past performance is not predictive of future returns.




                             [GRAPH APPEARS HERE]





The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. The Standard & Poor's 500 Stock Index covers industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). Total return of the Indexes comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

*Total return for the AVESTA Risk Manager-Income Fund is net of expenses and fees and reflects reimbursement of certain expenses and the Fund's policy of not distributing income and gain on a current basis.

                       AVESTA RISK MANAGER-BALANCED FUND


--------------------------------------------------------------------------------
                                  1 YEAR      SINCE INCEPTION OCTOBER 3, 1994
                                  ----------------------------------------------
   Average Annual Total Return*
   Period ended 12/31/96          11.23%                 12.35%
--------------------------------------------------------------------------------

The Risk Manager-Balanced Fund seeks to increase retirement assets by investing in a combination of debt and equity-based securities, which include common stocks and debt securities and preferred stocks that are convertible into common stocks, to provide high total return. The Fund seeks to achieve its objectives by following an asset allocation strategy that contemplates investing in a flexible portfolio of equity-based, fixed-income and money market securities of domestic and foreign issuers. During the first quarter of the year, the Fund's Adviser moved the Fund's maturity structure to a defensive stance as interest rates increased significantly. As the interest rate environment stabilized, the Fund moved into a more market-neutral posture, and remained in that mode for the balance of the year. The equity portion of the Fund was structured to remain diversified among Standard & Poor's 500 Stock Index companies. The Adviser increased the Fund's exposure to large capitalization multinational companies including General Electric, Coca Cola and Travelers Corporation.

The AVESTA Risk Manager-Balanced Fund had an average annual total return* from inception on October 3, 1994 through December 31, 1996 of 12.35%. For the full year 1996, the Fund returned 11.23%. The return of the Lehman Brothers Government/ Corporate Bond Index was 2.90% and the Standard & Poor's 500 Stock Index returned 22.92% for the same time period, respectively.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (October 3, 1994) and held through December 31, 1996, as well as the performance of the Lehman Brothers Government/Corporate Bond Index and the Standard & Poor's 500 Stock Index for the same time period. Past performance is not predictive of future returns.




                             [GRAPH APPEARS HERE]





The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. The Standard & Poor's 500 Stock Index covers industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted Index calculated on a total return basis with dividends reinvested. Total return of the Indexes comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

*Total return for the AVESTA Risk Manager-Balanced Fund is net of expenses and fees and reflects reimbursement of certain expenses and the Fund's policy of not distributing income and gain on a current basis.

                        AVESTA RISK MANAGER-GROWTH FUND


--------------------------------------------------------------------------------
                                  1 YEAR      SINCE INCEPTION OCTOBER 3, 1994
                                  ----------------------------------------------
  Average Annual Total Return*
  Period ended 12/31/96           13.09%                  14.92%
--------------------------------------------------------------------------------

The Risk Manager-Growth Fund seeks to increase retirement assets by investing in a combination of equity-based securities, and to a lesser extent, debt securities, to achieve capital appreciation and, secondarily, current income. The Fund seeks to achieve its objectives by following an asset allocation strategy that contemplates investing in a flexible portfolio of equity-based, fixed-income and money market securities of domestic and foreign issuers. During the first quarter of the year, the Fund's Adviser moved the Fund's maturity structure to a defensive stance as interest rates increased significantly. As the interest rate environment stabilized, the Fund moved into a more market-neutral posture, and remained in that mode for the balance of the year. The equity portion of the Fund was structured to remain diversified among Standard & Poor's 500 Stock Index companies. The Adviser increased the Fund's exposure to large capitalization multinational companies including General Electric, Coca Cola and Travelers Corporation.

The AVESTA Risk Manager-Growth Fund had an average annual total return* from inception on October 3, 1994 through December 31, 1996 of 14.92%. For the full year 1996, the Fund returned 13.09%. The return of the Lehman Brothers Government/ Corporate Bond Index was 2.90% and the Standard & Poor's 500 Index returned 22.92% for the same time period, respectively.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (October 3, 1994) and held through December 31, 1996, as well as the performance of the Lehman Brothers Government/Corporate Bond Index and the Standard & Poor's 500 Stock Index for the same time period. Past performance is not predictive of future returns.




                             [GRAPH APPEARS HERE]





The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. The Standard & Poor's 500 Stock Index covers industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted Index calculated on a total return basis with dividends reinvested. Total return of the Indexes comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

*Total return for the AVESTA Risk Manager-Growth Fund is net of expenses and fees and reflects reimbursement of certain expenses and the Fund's policy of not distributing income and gain on a current basis.

PRICE WATERHOUSE LLP



                       REPORT OF INDEPENDENT ACCOUNTANTS


February 14, 1997

To the Unitholders and the Supervisory Committee of the AVESTA Trust


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the funds listed in the accompanying index on page i, present fairly, in all material respects, the financial position of each of the funds listed at December 31, 1996, the results of each of their operations, the changes in each of their net assets and the selected per unit data and ratios for each of the periods specified in the accompanying index, in conformity with generally accepted accounting principles. The thirteen funds listed in the accompanying index constitute the AVESTA Trust (the "Trust"). These financial statements and selected per share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with custodian and brokers, provide a reasonable basis for the opinion expressed above.



/s/ PRICE WATERHOUSE LLP
________________________
Price Waterhouse LLP

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

               INDEX TO FUND FINANCIAL STATEMENTS AND SCHEDULES


                                                                 Page ref.


Equity Growth Fund (1)                                              1-7

Equity Income Fund (1)                                             8-15

Balanced Fund (1)                                                 16-24

Income Fund (1)                                                   25-31

Core Equity Fund (2)                                              32-40

Small Capitalization Fund (2)                                     41-49

Short-Intermediate Term U.S. Government Securities Fund (2)       50-55

U.S. Government Securities Fund (2)                               56-61

Intermediate Term Bond Fund (3)                                   62-68

Risk Manager-Income Fund (3)                                      69-78

Risk Manager-Balanced Fund (3)                                    79-87

Risk Manager-Growth Fund (3)                                      88-97

Money Market Fund (1)                                            98-104

(1) Financial statements and schedules include the Portfolio of Investments and Statement of Assets and Liabilities as of December 31, 1996, Statements of Operations for the year ended December 31, 1996, Statement of Changes in Net Assets for the two years ended December 31, 1996, and selected per unit data and ratios for each of the five years in the period ended December 31, 1996

(2) Financial statements and schedules include the Portfolio of Investments and Statement of Assets and Liabilities as of December 31, 1996, Statements of Operations for the year ended December 31, 1996, Statement of Changes in Net Assets for the two years ended December 31, 1996 and selected per unit data and ratios for the three years ended December 31, 1996 and for the period from April 1, 1993 (inception) through December 31, 1993

(3) Financial statements and schedules include the Portfolio of Investments and Statement of Assets and Liabilities as of December 31, 1996, Statements of Operations for the year ended December 31, 1996, Statement of Changes in Net Assets for the two years ended December 31, 1996 and selected per unit data and ratios for the two years ended December 31, 1996 and for the period from October 3, 1994 (inception) through December 31, 1994

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                              EQUITY GROWTH FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Number of
    shares                                                       Value
  -----------                                                  --------

                COMMON STOCKS - 98.5%
                  Consumer Discretionary - 13.6%
    26,000          Bed Bath & Beyond, Inc.*                 $   630,500
    17,700          Dayton Hudson Corporation                    694,725
     6,500          Disney (Walt) Company                        452,563
    32,700          Federated Department Stores, Inc.*         1,115,887
    10,100          Gannett Company, Inc.                        756,237
    26,500          GAP, Inc.                                    798,313
    21,400          Jones Apparel Group, Inc.*                   799,825
    25,700          Kroger Company*                            1,195,050
     6,800          McDonald's Corporation                       307,700
    45,800          Wal-Mart Stores, Inc.                      1,047,675
                                                             -----------
                      Total Consumer Discretionary             7,798,475
                                                             -----------
                  Consumer Staples - 15.0 - %
    50,300          Coca-Cola Company                          2,647,037
    19,500          Coca-Cola Enterprises                        945,750
    16,900          Gillette Company                           1,313,975
    30,600          PepsiCo, Inc.                                895,050
    11,900          Phillip Morris Companies, Inc.             1,340,238
    13,800          Procter & Gamble Company                   1,483,500
                                                             -----------
                      Total Consumer Staples                   8,625,550
                                                             -----------
                  Financial Services - 10.3%
    21,200          American Express Company                   1,197,800
    10,700          American International Group, Inc.         1,158,275
    32,200          Federal National Mortgage Association      1,199,450
    23,300          Salomon, Inc.                              1,098,012
    38,800          The Charles Schwab Corporation             1,241,600
                                                             -----------
                      Total Financial Services                 5,895,137
                                                             -----------



        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASOCIATION

                                 AVESTA TRUST

                              EQUITY GROWTH FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Number of
    shares                                                        Value

                Healthcare - 18.4%
    15,700        Abbott Laboratories, Inc.                  $   796,775
    21,500        Alza Corporation*                              556,312
    12,300        American Home Products Corporation             721,088
    13,600        Amgen, Inc.*                                   739,500
    10,600        Bristol-Myers Squibb Company                 1,152,750
    23,200        Johnson & Johnson                            1,154,200
     8,200        Lilly (Eli) & Company                          598,600
     9,800        Medtronic, Inc.                                666,400
    20,400        Merck & Company, Inc.                        1,616,700
    12,900        Pfizer, Inc.                                 1,069,088
    28,900        Teva Pharmaceutical Industries, Ltd. ADR     1,452,225
                                                             -----------
                    Total Healthcare                          10,523,638
                                                             -----------
                 Integrated Oil - 1.5%
     9,100         Exxon Corporation                             891,800
                                                             -----------
                 Materials and Processing - 3.7%
    12,500         DuPont (E.I.) de Nemours & Company, Inc.    1,179,687
    11,100         Potash Corporation Saskatchewan, Inc.         943,500
                                                             -----------
                     Total Materials and Processing            2,123,187
                                                             -----------
                Producer Durables - 10.5%
     8,450        Allied-Signal, Inc.                            566,150
    14,000        Boeing Company                               1,489,250
    15,000        Fluor Corporation                              941,250
    30,300        General Electric Company                     2,995,913
                                                             -----------
                    Total Producer Durables                    5,992,563
                                                             -----------
                Technology - 18.1%
    12,400        BMC Software, Inc.*                            513,050
    20,600        Cisco Systems, Inc.*                         1,310,675
    14,100        Compaq Computer Corporation*                 1,046,925


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                              EQUITY GROWTH FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Number of
     shares                                                       Value

                Technology - 18.1% (continued)
     9,300        Computer Associates International, Inc.    $   462,675
    20,100        Hewlett-Packard Company                      1,010,025
    19,400        Intel Corporation                            2,540,188
    31,200        Microsoft Corporation*                       2,577,900
    23,200        Newbridge Networks Corporation*                655,400
     6,100        Oracle Systems Corporation*                    254,675
                                                             -----------
                    Total Technology                          10,371,513
                                                             -----------
                Utilities - 7.4%
    28,000        AT&T Corporation                             1,218,000
    13,100        Bell Atlantic Corporation                      848,225
    20,100        GTE Corporation                                914,550
     9,074        Lucent Technologies, Inc.                      419,673
    16,200        SBC Communications, Inc.                       838,350
                                                             -----------
                    Total Utilities                            4,238,798
                                                             -----------
                    Total Common Stocks (Cost $42,173,676)    56,460,661
                                                             -----------
                SHORT-TERM INVESTMENTS - 1.1%
                  Repurchase Agreement - 1.1%
                    Barclays BZW Securities, dated
                      12/31/96, 5.90%, due 01/02/97 in
                      the amount of $632,000 (collateralized
                      by $642,112 U.S. Treasury Note,
                      6.25%, due 06/30/98, with a market
                      value of $646,627 at 12/31/96),
   632,000            repurchase proceeds $632,207               632,000
                                                             -----------
                      Total Short-Term Investments
                        (Cost $632,000)                          632,000
                                                             -----------
                      Total Investments (Cost
                        $42,805,676) - 99.6%                  57,092,661
                                                             -----------
                Other assets in excess of
                  liabilities - 0.4%                             235,461
                                                             -----------
                      NET ASSETS - 100%                      $57,328,122
                                                             ===========
*  Non-income producing security.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                              EQUITY GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996



                                    Assets

Investments, at value (cost $42,805,676)                     $  57,092,661
Cash                                                                   627
Investment income receivable                                        88,306
Receivable for investments sold                                    473,131
Receivable for units issued                                        313,720
                                                             -------------
    Total assets                                                57,968,445
                                                             -------------
                                  Liabilities

Payable for investments purchased                                  592,354
Management fee payable                                              47,211
Payable for units redeemed                                             758
                                                             -------------
    Total liabilities                                              640,323
                                                             -------------
Net assets                                                   $  57,328,122
                                                             =============
Net assets were comprised of:
  Units of beneficial interest                               $  32,627,751
  Accumulated net investment income                              1,812,318
  Accumulated net realized gain                                  8,601,068
  Net unrealized appreciation                                   14,286,985
                                                             -------------
  Net assets at December 31, 1996                            $  57,328,122
                                                             =============
Unit value, offering price and redemption
  price per unit ($57,328,122/2,050,816 units
  of beneficial interest issued and outstanding;
  unlimited number of units authorized)                      $       27.95
                                                             =============


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                              EQUITY GROWTH FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1996



                             Net investment income

Income:
  Dividends                                                  $    613,727
  Interest                                                        105,070
                                                             ------------
      Total income                                                718,797
                                                             ------------
Expenses:
  Management fee (Note 2)                                         509,223
  Accounting fees                                                   9,892
  Audit fees                                                       11,088
  Directors' fees                                                   2,247
  Insurance                                                         4,640
  Legal fees                                                        2,537
  Registration fees                                                 3,810
  Shareholder reports                                               2,792
  Miscellaneous                                                     4,508
                                                             ------------
      Total expenses                                              550,737
  Expense subsidy (Note 3)                                        (41,514)
                                                             ------------
      Net expenses                                                509,223
                                                             ------------
Net investment income                                             209,574

                Net realized and unrealized gain on investments

Net realized gain on investments                                2,782,798
Unrealized appreciation in value of
  investments during the year                                   6,636,433
                                                             ------------
Net gain on investments                                         9,419,231
                                                             ------------
Net increase in net assets resulting from operations         $  9,628,805
                                                             ============


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                              EQUITY GROWTH FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                             Years ended
                                                             December 31,
                                                         1996            1995

Increase/(decrease) in net assets:
  From operations:
    Net investment income                           $    209,574   $    319,295
    Net realized gain on investments                   2,782,798      2,467,251
    Unrealized appreciation in value of
      investments during the year                      6,636,433      6,401,728
                                                    ------------   ------------
    Net increase in net assets resulting
      from operations                                  9,628,805      9,188,274
                                                    ------------   ------------
    From unit transactions:
      Net proceeds from units issued                  15,022,289      9,610,716
      Cost of units redeemed                         (12,900,781)    (9,904,550)
        Net increase/(decrease) in net assets
          resulting from unit transactions             2,121,508       (293,834)
                                                    ------------   ------------
        Total increase in net assets                  11,750,313      8,894,440
Net assets, beginning of year                         45,577,809     36,683,369
                                                    ------------   ------------
Net assets, end of year                             $ 57,328,122   $ 45,577,809
                                                    ============   ============
Net change in units outstanding:
  Units issued                                           590,521        447,019
  Units redeemed                                        (504,266)      (471,304)
                                                    ------------   ------------
                                                          86,255        (24,285)
                                                    ============   ============


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                              EQUITY GROWTH FUND

                       SELECTED PER UNIT DATA AND RATIOS
 (SELECTED DATA FOR A UNIT OUTSTNADING THROUGHOUT EACH OF THE YEARS INDICATED)

                                               Years ended December 31,
                                        1996    1995    1994    1993*    1992*
                                        ----    ----    ----    ----     ----
Selected per unit data:
  Investment income                  $  0.35 $  0.38 $  0.38 $  0.38  $  0.36
  Expenses                             (0.27)  (0.23)  (0.21)  (0.21)#  (0.21)
  Expense subsidy                       0.02    0.02    0.03    0.03     0.04
                                      ------  ------  ------  ------   ------
Net investment income                   0.10    0.17    0.20    0.20     0.19
Net realized and unrealized
  gain/(loss) on investments            4.65    4.59   (0.37)   0.25     0.91
                                      ------  ------  ------  ------   ------
Net increase/(decrease) in
  net asset value                       4.75    4.76   (0.17)   0.45     1.10
Net asset value, beginning
  of year                              23.20   18.44   18.61   18.16    17.06
                                      ------  ------  ------  ------   ------
Net asset value, end of year         $ 27.95 $ 23.20 $ 18.44 $ 18.61  $ 18.16
                                      ======  ======  ======  ======   ======
Ratio to average net assets:
  Expenses                              1.00%   1.00%   1.00%   1.00%##  1.00%
  Net investment income                 0.41%   0.78%   1.07%   1.12%    1.16%
Other:
  Average net assets
    (000 omitted)                    $51,222 $40,753 $30,806 $29,305  $20,343
  Portfolio turnover                      62%     99%    116%     97%      99%
  Number of units outstanding
    at end of year (000 omitted)       2,051   1,965   1,989   1,646    1,405
  Total return                         20.52%  25.78%  (0.90%)  2.48%    6.43%


# Reflects voluntary fee waiver of $11,479 or $0.01 per unit. Without voluntary fee waiver, expense per unit is $0.22.
## Does not reflect voluntary waiver of management fees of $11,479. Net of the voluntary management fee waiver, the net expense ratio is 0.96% of average net assets.
*       Amounts adjusted to reflect 10:1 reverse split for the years ended
        1992-1993.

Per unit amounts are calculated using average units outstanding for the period.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                              EQUITY INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Number of
    shares                                                        Value


                COMMON STOCKS - 97.5%
                  Auto and Transportation - 4.6%
    17,800          Ford Motor Company                       $    567,375
    11,500          General Motors Corporation                    641,125
    12,000          Norfolk Southern Corporation                1,050,000
    11,100          Union Pacific Corporation                     667,387
                                                             ------------
                    Total Auto and Transportation               2,925,887
                                                             ------------
                  Banks - 5.0%
     6,000          Citicorp, Inc.                                618,000
    24,000          Bank of New York                              810,000
    35,300          Suntrust Banks, Inc.                        1,738,525
                                                             ------------
                      Total Banks                               3,166,525
                                                             ------------
                  Consumer Discretionary - 2.4%
    19,200          Penney (J.C.) Company, Inc.                   936,000
    12,100          Sears, Roebuck & Company                      558,113
                                                             ------------
                      Total Consumer Discretionary              1,494,113
                                                             ------------
                  Consumer Products and Services - 1.0%
    11,000          Avon Products, Inc.                           628,375
                                                             ------------
                  Consumer Staples - 10.0%
    18,400          Anheuser-Busch Companies, Inc.                736,000
    13,000          Coca-Cola Company                             684,125
     9,000          Gillette Company                              699,750
    21,300          PepsiCo, Inc.                                 623,025
     7,100          Phillip Morris Companies, Inc.                799,638
    13,600          Procter & Gamble Company                    1,462,000
     9,900          Ralston Purina Group                          726,413
    19,000          Sysco Corporation                             619,875
                                                             ------------
                      Total Consumer Staples                    6,350,826
                                                             ------------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TURST

                              EQUITY INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Number of
    shares                                                        Value

                Financial Services - 12.5%
    33,400        American Express Company                   $  1,887,100
    16,787        American International Group, Inc.            1,817,193
    11,900        First Union Corporation                         880,600
    15,600        General Re Corporation                          631,000
    19,100        Transamerica Corporation                      1,508,900
    26,466        Travelers Corporation                         1,200,890
                                                             ------------
                    Total Financial Services                    7,925,683
                                                             ------------
                Healthcare - 10.1%
    15,000        Abbott Laboratories, Inc.                       761,250
    13,600        American Home Products Corporation              797,300
    12,200        Bristol-Myers Squibb Company                  1,326,750
    13,200        Johnson & Johnson                               656,700
    14,400        Lilly (Eli) & Company                         1,051,200
    11,100        Merck & Company, Inc.                           879,675
    11,400        Pfizer, Inc.                                    944,775
                                                             ------------
                    Total Healthcare                            6,417,650
                                                             ------------
                Integrated Oils - 9.0%
    12,100        Amoco Corporation                               974,050
    18,500        Chevron Corporation                           1,202,500
    10,200        Mobil Corporation                             1,246,950
     7,393        Royal Dutch Petroleum Company ADR             1,262,355
    10,350        Texaco, Inc.                                  1,015,594
                                                             ------------
                    Total Integrated Oils                       5,701,449
                                                             ------------
                Materials and Processing - 7.2%
    18,500        Dover Corporation                               929,625
    10,000        Dow Chemical Company                            783,750
    10,800        DuPont (E.I.) de Nemours & Company, Inc.      1,019,250
    14,300        International Paper Company                     577,362
    32,900        Monsanto Company                              1,278,988
                                                             ------------
                    Total Materials and Processing              4,588,975
                                                             ------------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                              EQUITY INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

   Number of
    shares                                                       Value
  -----------                                                  --------
                Other Energy - 3.0%
    18,400        Enron Corporation                          $    793,500
    16,000        Sonat, Inc.                                     824,000
     9,401        Union Pacific Resources, Inc.                   274,982
                                                             ------------
                    Total Other Energy                          1,892,482
                                                             ------------
                Producer Durables - 9.8%
     4,100        Boeing Company                                  436,137
     9,900        Fluor Corporation                               621,225
    14,200        General Electric Company                      1,404,025
    13,600        Lockheed Martin Corporation                   1,244,400
    23,700        Raytheon Company                              1,140,563
    32,500        Sunstrand Corporation                         1,381,250
                                                             ------------
                    Total Producer Durables                     6,227,600
                                                             ------------
                Technology - 11.5%
    13,200        Hewlett-Packard Company                         663,300
     5,000        Intel Corporation                               654,687
    12,400        International Business Machines Corporation   1,872,400
     8,000        Microsoft Corporation                           661,000
    17,300        Motorola, Inc.                                1,061,787
    15,200        Texas Instruments, Inc.                         969,000
    25,800        Xerox Corporation                             1,357,725
                                                             ------------
                    Total Technology                            7,239,899
                                                             ------------
                Utilities - 11.4%
    11,300        Ameritech Corporation                           685,062
    19,700        AT&T Corporation                                856,950
     9,800        Bell Atlantic Corporation                       634,550
    14,100        BellSouth Corporation                           569,287
    44,300        DQE, Inc.                                     1,284,700
    24,300        Duke Power Company                            1,123,875


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOICATION

                                 AVESTA TRUST

                              EQUITY INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

   Number of
    shares                                                       Value
  -----------                                                  --------
                Utilities - 11.5% (continued)
     6,384        Lucent Technologies, Inc.                  $    295,260
    30,300        NIPSCO Industries, Inc.                       1,200,638
    11,700        SBC Communications, Inc.                        605,475
                                                             ------------
                    Total Utilities                             7,255,797
                                                             ------------
                    Total Common Stocks (Cost $44,936,478)     61,815,261
                                                             ------------
   Principal
    amount
  -----------
                SHORT-TERM INVESTMENTS - 3.5%
                  Repurchase Agreement - 3.5%
                    Barclays BZW Securities, dated 12/31/96,
                    5.90%, due 01/02/97 in the amount of
                    $2,195,000 (collateralized by $2,230,120
                    U.S. Treasury Note, 6.25%, due 06/30/98,
                    with a market value of $2,245,801 at
                    12/31/96), repurchase proceeds
  $2,195,000        $2,195,719                                  2,195,000
                                                             ------------
                      Total Short-Term Investments
                        (Cost $2,195,000)                       2,195,000
                                                             ------------
                      Total Investments
                        (Cost $47,131,478) - 101.0%            64,010,261
                                                             ------------
                Liabilities in excess of other
                  assets - (1.0%)                                (619,797)
                                                             ------------
                      NET ASSETS - 100%                      $ 63,390,464
                                                             ============


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                              EQUITY INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996


                                    Assets

Investments, at value (cost $47,131,478)                     $  64,010,261
Cash                                                                    56
Investment income receivable                                       114,161
Receivable for units issued                                        297,604
                                                             -------------
    Total assets                                                64,422,082
                                                             -------------
                                  Liabilities

Payable for investments purchased                                  971,790
Management fee payable                                              53,946
Payable for units redeemed                                           5,882
                                                             -------------
    Total liabilities                                            1,031,618
                                                             -------------
Net assets                                                   $  63,390,464
                                                             =============
Net assets were comprised of:
  Units of beneficial interest                               $  34,500,164
  Accumulated net investment income                              4,713,324
  Accumulated net realized gain                                  7,298,193
  Net unrealized appreciation                                   16,878,783
                                                             -------------
  Net assets at December 31, 1996                            $  63,390,464
                                                             =============
Unit value, offering price and
  redemption price per unit ($63,390,464/
  2,247,062 units of beneficial interest
  issued and outstanding; unlimited
  number of units authorized)                                $       28.21
                                                             =============


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                              EQUITY INCOME FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1996



                             Net investment income

Income:
  Dividends                                                  $ 1,418,527
  Interest                                                       167,631
                                                             -----------
      Total income                                             1,586,158
                                                             -----------
Expenses:
  Management fee (Note 2)                                        594,351
  Accounting fees                                                  9,892
  Audit fees                                                      11,088
  Directors' fees                                                  2,247
  Insurance                                                        4,830
  Legal fees                                                       2,537
  Registration fees                                                  471
  Shareholder reports                                              2,792
  Miscellaneous                                                    4,949
                                                             -----------
      Total expenses                                             633,157
  Expense subsidy (Note 3)                                       (38,806)
                                                             -----------
      Net expenses                                               594,351
                                                             -----------
Net investment income                                            991,807
                                                             -----------
                Net realized and unrealized gain on investments

Net realized gain on investments                               4,768,241
Unrealized appreciation in value
  of investments during the year                               4,099,749
                                                             -----------
Net gain on investments                                        8,867,990
                                                             -----------
Net increase in net assets resulting from operations         $ 9,859,797
                                                             ===========


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                              EQUITY INCOME FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                          Years ended
                                                          December 31,
                                                      1996            1995
                                                      ----            ----

Increase/(decrease) in net assets:
  From operations:
    Net investment income                         $   991,807     $   938,303
    Net realized gain on investments                4,768,241         884,985
    Unrealized appreciation in value
      of investments during the year                4,099,749      11,054,690
                                                  -----------     -----------
      Net increase in net assets resulting
        from operations                             9,859,797      12,877,978
                                                  -----------     -----------
   From unit transactions:
     Net proceeds from units issued                14,693,984      12,190,344
     Cost of units redeemed                       (16,148,394)     (9,379,681)
                                                  -----------     -----------
       Net increase/(decrease) in net
         assets resulting from unit transactions   (1,454,410)      2,810,663
                                                  -----------     -----------
       Total increase in net assets                 8,405,387      15,688,641
Net assets, beginning of year                      54,985,077      39,296,436
                                                  -----------     -----------
Net assets, end of year                           $63,390,464     $54,985,077
                                                  ===========     ===========
Net change in units outstanding:
  Units issued                                        578,822         552,331
  Units redeemed                                     (629,084)       (450,395)
                                                  -----------     -----------
                                                      (50,262)        101,936
                                                  ===========     ===========



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                              EQUITY INCOME FUND

                       SELECTED PER UNIT DATA AND RATIOS
 (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH OF THE YEARS INDICATED)

                                                Years ended December 31,
                                    ------------------------------------------------
                                      1996      1995      1994      1993*     1992*
                                    -------   -------   -------   -------    -------
Selected per unit data:
  Investment income                 $  0.69   $  0.65   $  0.57   $  0.52    $  0.55
  Expenses                            (0.27)    (0.23)    (0.20)    (0.20)#    (0.19)
  Expense subsidy                      0.01      0.02      0.02      0.03       0.03
                                    -------   -------   -------   -------    -------
Net investment income                  0.43      0.44      0.39      0.35       0.39
Net realized and unrealized
  gain/(loss) on investments           3.85      5.59     (1.01)     1.68       0.50
                                    -------   -------   -------   -------    -------
Net increase/(decrease) in
  net asset value                      4.28      6.03     (0.62)     2.03       0.89
Net asset value, beginning
  of year                             23.93     17.90     18.52     16.49      15.60
                                    -------   -------   -------   -------    -------
Net asset value, end of year        $ 28.21   $ 23.93   $ 17.90   $ 18.52    $ 16.49
                                    =======   =======   =======   =======    =======
Ratio to average net assets:
  Expenses                             1.00%     1.00%     1.00%     1.00%##    1.00%
  Net investment income                1.67%     2.10%     2.13%     1.98%      2.52%
Other:
  Average net assets
    (000 omitted)                   $59,291   $44,651   $41,889   $31,308    $18,565
  Portfolio turnover                     24%       11%       42%       40%        25%
  Number of units outstanding
    at end of year (000 omitted)      2,247     2,297     2,195     2,246      1,389
  Total return                        17.87%    33.72%    (3.37%)   12.34%      5.61%

# Reflects voluntary fee waiver of $17,300 or $0.01 per unit. Without voluntary fee waiver, expense per unit is $0.21.
## Does not reflect voluntary waiver of management fees of $17,330. Net of the voluntary management fee waiver, the net expense ratio is 0.95% of average net assets.
*    Amounts adjusted to reflect 10:1 reverse split for the years ended
     1992-1993.
Per unit amounts are calculated using average units outstanding for the period.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                 BALANCED FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Number of
    shares                                                        Value
                LONG-TERM INVESTMENTS - 88.5%
                COMMON STOCKS - 50.8%
                  Consumer Discretionary - 7.0%
     5,300          Bed Bath & Beyond, Inc.*                 $    128,525
     3,550          Dayton Hudson Corporation                     139,337
     1,300          Disney (Walt) Company                          90,512
     6,600          Federated Department Stores, Inc.*            225,225
     2,100          Gannett Company, Inc.                         157,238
     5,400          GAP, Inc.                                     162,675
     4,300          Jones Apparel Group, Inc.*                    160,713
     5,200          Kroger Company*                               241,800
     1,400          McDonald's Corporation                         63,350
     9,300          Wal-Mart Stores, Inc.                         212,738
                                                             ------------
                      Total Consumer Discretionary              1,582,113
                                                             ------------
                  Consumer Staples - 7.7%
    10,200          Coca-Cola Company                             536,775
     4,000          Coca-Cola Enterprises                         194,000
     3,400          Gillette Company                              264,350
     6,200          PepsiCo, Inc.                                 181,350
     2,400          Phillip Morris Companies, Inc.                270,300
     2,800          Procter & Gamble Company                      301,000
                                                             ------------
                      Total Consumer Staples                    1,747,775
                                                             ------------
                  Financial Services - 5.3%
     4,300          American Express Company                      242,950
     2,200          American International Group, Inc.            238,150
     6,500          Federal National Mortgage Association         242,125
     4,700          Salomon, Inc.                                 221,488
     8,000          The Charles Schwab Corporation                256,000
                                                             ------------
                      Total Financial Services                  1,200,713
                                                             ------------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                 BALANCED FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Number of
     shares                                                       Value

                Healthcare - 9.5%
     3,200        Abbott Laboratories, Inc.                  $   162,400
     4,400        Alza Corporation*                              113,850
     2,500        American Home  Products Corporation            146,562
     2,800        Amgen, Inc.*                                   152,250
     2,200        Bristol-Myers Squibb Company                   239,250
     4,600        Johnson & Johnson                              228,850
     1,700        Lilly (Eli) & Company                          124,100
     2,000        Medtronic, Inc.                                136,000
     4,100        Merck & Company, Inc.                          324,925
     2,600        Pfizer, Inc.                                   215,475
     6,000        Teva Pharmaceutical Industries, Ltd. ADR       301,400
                                                             -----------
                    Total Healthcare                           2,145,062
                                                             -----------
                Integrated Oil - 0.8%
     1,800        Exxon Corporation                              176,400
                                                             -----------
                Materials and Processing - 1.9%
     2,500        DuPont (E.I.) de Nemours & Company, Inc.       235,938
     2,300        Potash Corporation Saskatchewan, Inc.          195,500
                                                             -----------
                    Total Materials and Processing               431,438
                                                             -----------
                Producer Durables - 5.4%
     1,700        Allied-Signal, Inc.                            113,900
     2,800        Boeing Company                                 297,850
     3,000        Fluor Corporation                              188,250
     6,200        General Electric Company                       613,025
                                                             -----------
                    Total Producer Durables                    1,213,025
                                                             -----------
                Technology - 9.4%
     2,500        BMC Software, Inc.*                            103,437
     4,200        Cisco Systems, Inc.*                           267,225
     2,900        Compaq Computer Corporation*                   215,325



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                 BALANCED FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Number of
    shares                                                        Value

                Technology - 9.4% (continued)
     1,925        Computer Associates International, Inc.    $    95,668
     4,200        Hewlett-Packard Company                        214,277
     3,900        Intel Corporation                              510,656
     6,400        Microsoft Corporation*                         528,800
     4,700        Newbridge Networks Corporation*                132,775
     1,200        Oracle Systems Corporation*                     50,100
                                                             -----------
                    Total Technology                           2,118,263
                                                             -----------
                Utilities - 3.8%
     5,700        AT&T Corporation                               247,950
     2,700        Bell Atlantic Corporation                      174,825
     4,100        GTE Corporation                                186,550
     1,844        Lucent Technologies, Inc.                       85,285
     3,300        SBC Communications, Inc.                       170,775
                                                             -----------
                    Total Utilities                              865,385
                                                             -----------
                    Total Common Stocks
                      (Cost $8,707,967)                       11,480,174
                                                             -----------
   Principal
    amount
                CORPORATE BONDS - 9.1%
                  Auto and Transportation - 1.8%
 $ 360,000          Ford Motor Company, 8.88%,
                      due 01/15/22                               414,942
                                                             -----------
                  Financial and Other - 7.3%
   500,000          Anheuser-Busch Company, Inc.,
                      6.75% due 08/01/03                         502,136
   400,000        BankAmerica Corporation, 6.20%,
                    due 02/15/06                                 375,976
   345,263        Ford Credit Grantor Trust, 5.90%,
                    due 10/15/00                                 345,642
   450,000        McDonald's Corporation, 7.05%,
                    due 11/15/25                                 430,308
                                                             -----------
                    Financial and other                        1,654,062
                                                             -----------
                    Total Corporate Bonds
                      (Cost $2,030,430)                        2,069,004
                                                             -----------



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                 BALANCED FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Principal
    amount                                                        Value

                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.6%
                  U.S. Government Agency Obligation - 2.2%
                    Federal Home Loan Mortgage Company,
 $ 500,000            8.35%, due 10/06/04                     $   509,194
                                                              -----------
                  U.S. Treasury Obligations - 26.4%
 1,125,000          U.S. Treasury Bond, 6.25%, due 08/15/23     1,054,337
   400,000          U.S. Treasury Bond, 8.13%, due 05/15/21       464,000
   980,000          U.S. Treasury Note, 5.88%, due 02/15/04       954,275
 1,850,000          U.S. Treasury Note, 6.38%, due 03/31/01     1,862,141
   600,000          U.S. Treasury Note, 6.75%, due 08/15/26       604,125
 1,000,000          U.S. Treasury Note, 6.88%, due 05/15/06     1,030,938
                                                              -----------
                      Total U.S. Treasury Obligations           5,969,816
                                                              -----------
                      Total U.S. Government and Agency
                        Obligations (Cost $6,360,666)           6,479,010
                                                              -----------
                      Total Long-Term Investments
                        (Cost $17,099,063)                     20,028,188
                                                              -----------
                SHORT-TERM INVESTMENTS - 10.9%
                  Financial Services - 1.6%
   360,000          Beneficial Corporation, 6.60%,
                      due 10/29/97                                362,247
                                                              -----------
                  Repurchase Agreement - 3.7%
                    Barclays BZW Securities,
                      dated 12/31/96, 5.90%, due 01/02/97
                      in the amount of $834,000
                      (collateralized by $847,344
                      U.S. Treasury Note, 6.25%,
                      due 06/30/98, with a market
   834,000            value of $853,302 at 12/31/96),
                      repurchase proceeds $834,273                834,000
                                                              -----------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                 BALANCED FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Number of
    shares                                                        Value

                Short-Term Investment Fund - 1.2%
                  Fidelity Institutional Cash Portfolios:
    265,000         Government                                $   265,000
                                                              -----------

   Principal
    amount

                        U.S. Government Obligation - 4.4%
$ 1,000,000               U.S. Treasury Note, 4.75%,
                            due 02/15/97                          998,438
                                                              -----------
                            Total Short-Term Investments
                              (Cost $2,459,685)                 2,459,685
                                                              -----------
                            Total Investments
                              (Cost $19,558,748) - 99.4%       22,487,873
                                                              -----------
                Other assets in excess of
                  liabilities - 0.6%                              143,349
                                                              -----------
                            NET ASSETS - 100%                 $22,631,222
                                                              ===========

*  Nonincome producing security.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                 BALANCED FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996



                                    Assets


Investments, at value (cost $19,558,748)                     $  22,487,873
Cash                                                                    76
Investment income receivable                                       196,643
Receivable for investments sold                                     94,626
Receivable for units issued                                          5,098
                                                             -------------
    Total assets                                                22,784,316
                                                             -------------
                                  Liabilities

Payable for investments purchased                                  133,777
Management fee payable                                              19,317
                                                             -------------
    Total liabilities                                              153,094
                                                             -------------
Net assets                                                   $  22,631,222
                                                             =============
Net assets were comprised of:
  Units of beneficial interest                               $   4,583,479
  Accumulated net investment income                              6,826,149
  Accumulated net realized gain                                  8,292,469
  Net unrealized appreciation                                    2,929,125
                                                             -------------
  Net assets at December 31, 1996                            $  22,631,222
                                                             =============
Unit value, offering price and redemption
  price per unit ($22,631,222/956,554 units
  of beneficial interest issued and outstanding;
  unlimited number of units authorized)                      $       23.66
                                                             =============


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                 BALANCED FUND

                            STATEMENT OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 1996



                             Net investment income

Income:
  Dividends                                                  $    156,938
  Interest                                                        682,598
                                                             ------------
      Total income                                                839,536
                                                             ------------
Expenses:
  Management fee (Note 2)                                         219,535
  Accounting fees                                                   9,892
  Audit fees                                                       11,088
  Directors' fees                                                   2,247
  Insurance                                                         4,120
  Legal fees                                                        2,537
  Registration fees                                                 1,892
  Shareholder reports                                               2,792
  Miscellaneous                                                     3,035
                                                             ------------
      Total expenses                                              257,138
Expense subsidy (Note 3)                                          (37,603)
                                                             ------------
      Net expenses                                                219,535
                                                             ------------
Net investment income                                             620,001
                                                             ------------

                Net realized and unrealized gain on investments

Net realized gain on investments                                1,430,532
Unrealized appreciation in value
  of investments during the year                                  322,380
                                                             ------------
Net gain on investments                                         1,752,912
                                                             ------------
Net increase in net assets resulting from operations         $  2,372,913
                                                             ============


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                 BALANCED FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                          Years ended
                                                          December 31,
                                                      1996            1995
                                                      ----            ----

Increase/(decrease) in net assets:
  From operations:
    Net investment income                       $   620,001    $   641,949
    Net realized gain on investments              1,430,532      1,560,947
    Unrealized appreciation in value
      of investments during the year                322,380      2,414,091
                                                -----------    -----------
      Net increase in net assets resulting
        from operations                           2,372,913      4,616,987
                                                -----------    -----------
  From unit transactions:
    Net proceeds from units issued                6,612,764      3,492,374
    Cost of units redeemed                       (7,825,902)    (9,439,693)
                                                -----------    -----------
      Net decrease in net assets resulting
        from unit transactions                   (1,213,138)    (5,947,319)
                                                -----------    -----------
      Total increase/(decrease) in net assets     1,159,775     (1,330,332)
Net assets, beginning of year                    21,471,447     22,801,779
                                                -----------    -----------
Net assets, end of year                         $22,631,222    $21,471,447
                                                ===========    ===========
Net change in units outstanding:
  Units issued                                      297,343        179,016
  Units redeemed                                   (351,351)      (496,947)
                                                -----------    -----------
                                                    (54,008)      (317,931)
                                                ===========    ===========



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                 BALANCED FUND

                       SELECTED PER UNIT DATA AND RATIOS
 (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH OF THE YEARS INDICATED)



                                             Years ended December 31,
                                  1996      1995      1994      1993*     1992*

Selected per unit data:
  Investment income           $   0.85  $   0.76  $   0.63  $   0.64  $   0.68
  Expenses                       (0.26)    (0.23)    (0.20)    (0.19)    (0.18)
  Expense subsidy                 0.04      0.04      0.03      0.02      0.02
                              --------  --------  --------  --------  --------
Net investment income             0.63      0.57      0.46      0.47      0.52
Net realized and unrealized
  gain/(loss) on investments      1.78      3.52     (0.86)     0.52      0.32
                              --------  --------  --------  --------  --------
Net increase/(decrease) in
  net asset value                 2.41      4.09     (0.40)     0.99      0.84
Net asset value, beginning
  of year                        21.25     17.16     17.56     16.57     15.73
                              --------  --------  --------  --------  --------
Net asset value, end of year  $  23.66  $  21.25  $  17.16  $  17.56  $  16.57
                              ========  ========  ========  ========  ========
Ratio to average net assets:
  Expenses                        1.00%     1.00%     1.00%     1.00%     1.00%
  Net investment income           2.82%     2.94%     2.69%     2.78%     3.33%
Other:
  Average net assets
    (000 omitted)             $ 21,953  $ 21,843  $ 27,825  $ 51,971  $ 43,061
  Portfolio turnover                70%       98%      157%      148%      187%
  Number of units outstanding
    at end of year (000 omitted)   957     1,011     1,328     2,123     3,084
  Total return                   11.31%    23.83%    (2.27%)    6.01%     5.32%


*Amounts adjusted to reflect 10:1 reverse split for the years ended 1992-1993.

 Per unit amounts are calculated using average units outstanding for the period.



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                  INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Principal
    amount                                                        Value

                LONG-TERM INVESTMENTS - 77.1%
                CORPORATE BONDS - 17.4%
                  Auto and Transportation - 2.4%
$ 1,140,000         Ford Motor Company, 8.88%,
                      due 01/15/22                           $  1,313,984
                                                             ------------
                  Financial and Other - 11.8%
  2,500,000         Anheuser-Busch Companies, Inc. 6.75%,
                      due 08/01/03                              2,510,680
  2,000,000         BankAmerica Corporation, 6.20%,
                      due 02/15/06                              1,879,878
  2,000,000         McDonald's Corporation, 7.05%,
                      due 11/15/25                              1,912,480
                                                             ------------
                      Total Financial and Other                 6,303,038
                                                             ------------
                  Financial Services - 3.2%
  1,726,313         Ford Credit Grantor Trust, 5.90%,
                      due 10/15/00                              1,728,211
                                                             ------------
                      Total Corporate Bonds
                        (Cost $9,239,029)                       9,345,233
                                                             ------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 59.7%
                  U.S. Government Agency Obligation - 4.9%
                    Federal Home Loan Mortgage Company, 8.35%,
  2,550,000           due 10/06/04 (Cost $2,543,719)            2,596,889
                U.S. Treasury Obligations - 54.8%
    550,000       U.S. Treasury Bond, 6.25%, due 08/15/23         515,453
  4,050,000       U.S. Treasury Bond, 6.75%, due 08/15/26       4,077,844
  6,000,000       U.S. Treasury Bond, 8.13%, due 05/15/21       6,960,000
  2,300,000       U.S. Treasury Note, 5.88%, due 02/15/04       2,239,625
 15,500,000       U.S. Treasury Note, 6.38%, due 03/31/01      15,601,726
                                                             ------------
                    Total U.S. Treasury Obligations
                      (Cost $29,292,125)                       29,394,648
                                                             ------------
                    Total U.S. Government and Agency
                      Obligations (Cost $31,835,844)           31,991,537
                                                             ------------
                    Total Long-Term  Investments
                      (Cost $41,074,873)                       41,336,770
                                                             ------------



      The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                  INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


 Principal
  amount                                                          Value

                SHORT-TERM INVESTMENTS - 21.4%
                  Financial Services - 2.1%
$ 1,140,000         Beneficial Corporation, 6.60%,
                      due 10/29/97                           $  1,147,116
                                                             ------------
                  Repurchase Agreements - 9.2%
                    Goldman Sachs and Company,
                      dated 12/31/96, 6.00%,
                      due 01/02/97 in the amount
                      of $2,421,000 (collateralized by
                      $2,454,289 U.S. Treasury Note,
                      6.25%, due 05/31/00, with a market
                      value of $2,480,774 at 12/31/96),
  2,421,000           repurchase proceeds $ 2,421,807           2,421,000
                    Barclays BZW Securities, dated 12/31/96,
                      5.90%, due 01/02/97 in the amount
                      of $2,421,000 (collateralized by
                      $2,459,736 U.S. Treasury Note,
                      6.25%, due 06/30/98, with a market
                      value of $2,477,031 at 12/31/96),
  2,421,000           repurchase proceeds $2,421,794            2,421,000
                    Merrill Lynch Government Securities,
                      dated 12/31/96, 5.50%, due 01/02/97
                      in the amount of $81,000 (collateralized
                      by $79,960 U.S. Treasury Note, 6.50%,
                      due 08/31/01, with a market value of
                      $82,661 at 12/31/96) repurchase
     81,000           proceeds $81,025                             81,000
                                                             ------------
                        Total Repurchase Agreements             4,923,000
                                                             ------------

 Number of
  shares

                  Short-Term Investment Fund - 4.5%
                    Fidelity Institutional Cash Portfolios:
  2,437,000           Government                                2,437,000
                                                             ------------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                  INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


 Principal
  amount                                                          Value

                U.S. Government Obligation - 5.6%
$ 3,000,000       U.S. Treasury Bill, 5.00%, due 02/06/97    $  2,984,985
                                                             ------------
                    Total Short-Term Investments
                      (Cost $11,492,101)                       11,492,101
                                                             ------------
                    Total Investments
                      (Cost $52,566,974) - 98.5%               52,828,871
                                                             ------------
                Other assets in excess of
                  liabilities - 1.5%                              785,428
                                                             ------------

                    NET ASSETS - 100%                        $ 53,614,299
                                                             ============


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                  INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996



                                    Assets

Investments, at value (cost $52,566,974)                     $ 52,828,871
Cash                                                                  485
Investment income receivable                                      732,955
Receivable for units issued                                       121,154
                                                             ------------
      Total assets                                             53,683,465
                                                             ------------
                                  Liabilities

Management fee payable                                             35,165
Payable for units redeemed                                         34,001
                                                             ------------
      Total liabilities                                            69,166
                                                             ------------

Net assets                                                   $ 53,614,299
                                                             ============
Net assets were comprised of:
  Units of beneficial interest                               $ 30,544,479
  Accumulated net investment income                            20,873,076
  Accumulated net realized gain                                 1,934,847
  Net unrealized appreciation                                     261,897
                                                             ------------
  Net assets at December 31, 1996                            $ 53,614,299
                                                             ============
Unit value, offering price and redemption price
  per unit ($53,614,299/2,888,629 units of
  beneficial interest issued and outstanding;
  unlimited number of units authorized)                      $      18.56
                                                             ============



        The accompanying notes are an integral part of this statement.

                  TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                  INCOME FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1996



                             Net investment income

Income:
  Interest                                                   $  3,422,155
                                                             ------------
      Total income                                              3,422,155
                                                             ------------
Expenses:
  Management fee (Note 2)                                         405,352
  Accounting fees                                                   9,892
  Audit fees                                                       11,088
  Directors' fees                                                   2,247
  Insurance                                                         4,900
  Legal fees                                                        2,537
  Registration fees                                                     0
  Shareholder reports                                               2,792
  Miscellaneous                                                     4,990
                                                             ------------
      Total expenses                                              443,798
  Expense subsidy (Note 3)                                        (38,446)
                                                             ------------
      Net expenses                                                405,352
                                                             ------------
Net investment income                                           3,016,803
                                                             ------------

             Net realized and unrealized gain/loss on investments

Net realized gain on investments                                  233,730
Unrealized depreciation in value of
  investments during the year                                  (2,268,924)
                                                             ------------
Net loss on investments                                        (2,035,194)
                                                             ------------
Net increase in net assets resulting from operations         $    981,609
                                                             ============



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                  INCOME FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                             Years ended
                                                             December 31,
                                                         1996            1995
                                                         ----            ----

Increase/(decrease) in net assets:
  From operations:
    Net investment income                        $  3,016,803    $  3,153,511
    Net realized gain on investments                  233,730       1,136,606
    Unrealized appreciation/(depreciation)
      in value of investments during the year      (2,268,924)      4,897,758
                                                 ------------    ------------
      Net increase in net assets resulting
        from operations                               981,609       9,187,875
                                                 ------------    ------------
  From unit transactions:
    Net proceeds from units issued                  8,529,032      10,958,151
    Cost of units redeemed                        (13,347,969)    (14,929,216)
                                                 ------------    ------------
      Net decrease in net assets resulting
        from unit transactions                     (4,818,937)     (3,971,065)
                                                 ------------    ------------
      Total increase/(decrease) in net assets      (3,837,328)      5,216,810
Net assets, beginning of year                      57,451,627      52,234,817
                                                 ------------    ------------
Net assets, end of year                          $ 53,614,299    $ 57,451,627
                                                 ============    ============
Net change in units outstanding:
  Units issued                                        473,031         643,190
  Units redeemed                                     (738,759)       (883,838)
                                                 ------------    ------------
                                                     (265,728)       (240,648)


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                                  INCOME FUND

                       SELECTED PER UNIT DATA AND RATIOS
 (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH OF THE YEARS INDICATED)


                                             Years ended December 31,
                                   1996      1995      1994      1993*     1992*

Selected per unit data:
  Investment income             $  1.14   $  1.09   $  0.97   $  0.97   $  1.02
  Expenses                        (0.15)**  (0.14)**  (0.14)**  (0.17)    (0.16)
  Expense subsidy                  0.01      0.02      0.01      0.02      0.02
                                -------   -------   -------   -------   -------
Net investment income              1.00      0.97      0.84      0.82      0.88
Net realized and unrealized
  gain/(loss) on investments      (0.65)     1.85     (1.56)     0.67     (0.16)
                                -------   -------   -------   -------   -------
Net increase/(decrease) in
  net asset value                  0.35      2.82     (0.72)     1.49      0.72
Net asset value, beginning
  of year                         18.21     15.39     16.11     14.62     13.90
                                -------   -------   -------   -------   -------
Net asset value, end of year    $ 18.56   $ 18.21   $ 15.39   $ 16.11   $ 14.62
                                =======   =======   =======   =======   =======
Ratio to average net assets:
  Expenses                         0.75%***  0.75%***  0.75%***  1.00%     1.00%
  Net investment income            5.58%     5.77%     5.43%     5.20%     6.21%
Other:
  Average net assets
    (000 omitted)               $54,048   $54,637   $63,817   $70,750   $53,886
  Portfolio turnover                 72%       93%      239%      156%      285%
  Number of units outstanding
    at end of year (000 omitted)  2,889     3,154     3,395     4,724     4,413
  Total return                     1.91%    18.38%    (4.47%)   10.18%     5.13%

*   Amounts adjusted to reflect 10:1 reverse split for the years ended
    1992-1993.
** Reflects management fee reduction of $135,137 or $0.05 per unit, $136,617 or $0.04 per unit and $99,627 or $0.03 per unit for the years ended December 31, 1996, 1995 and 1994, respectively. Without management fee reduction, expense per unit is $0.18, $0.18 and $0.17 for the years ended December 31, 1996, 1995 and 1994, respectively.
*** Reflects management fee reductions of 0.25% or $135,137, $136,617 and $99,627 for the years ended December 31, 1996, 1995 and 1994, respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was 0.8% of average net assets as the fee reduction went into effect on 5/2/94.

Per unit amounts are calculated using average units outstanding for the period.



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                               CORE EQUITY FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Number of
    shares                                                        Value

                COMMON STOCKS - 98.1%
                  Auto and Transportation - 5.1%
     5,000          AMR Corporation*                         $    440,625
    15,000          Chrysler Corporation                          495,000
     7,900          Ford Motor Company                            251,813
     5,000          General Motors Corporation                    278,750
                                                             ------------
                      Total Auto and Transportation             1,466,188
                                                             ------------
                  Consumer Discretionary - 10.1%
     9,300          Dayton Hudson Corporation                     365,025
     3,100          Disney (Walt) Company                         215,838
     5,000          Eastman Kodak Company                         401,250
    10,000          Federated Department Stores, Inc.*            341,250
     4,300          Home Depot, Inc.                              215,538
    11,875          Mattel, Inc.                                  329,531
     4,150          McDonald's Corporation                        187,788
     9,500          Sears, Roebuck & Company                      438,188
    17,500          Wal-Mart Stores, Inc.                         400,313
                                                             ------------
                      Total Consumer Discretionary              2,894,721
                                                             ------------
                  Consumer Staples - 9.1%
    10,000          Coca-Cola Company                             526,250
     4,600          Gillette Company                              357,650
     8,200          PepsiCo, Inc.                                 239,850
     3,500          Phillip Morris Companies, Inc.                394,188
     4,200          Procter & Gamble Company                      451,500
    14,500          Sysco Corporation                             473,063
       900          Unilever, N.V.                                157,725
                                                             ------------
                      Total Consumer Staples                    2,600,226
                                                             ------------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                               CORE EQUITY FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996



   Number of
     share                                                        Value

                Financial Services - 14.8%
     8,500        American Express Company                   $    480,250
     6,000        American International Group, Inc.              649,500
    18,000        Federal National Mortgage Association           670,500
     6,000        MBIA, Inc.                                      607,500
     8,000        Student Loan Marketing Association              745,000
     4,800        The Charles Schwab Corporation                  153,600
    20,000        Travelers Corporation                           907,477
                                                             ------------
                    Total Financial Services                    4,213,827
                                                             ------------
                Healthcare - 7.8%
     4,100        Abbott Laboratories, Inc.                       208,075
     3,600        American Home Products Corporation              211,050
     2,700        Bristol-Myers Squibb Company                    293,625
     3,450        Columbia HCA/Healthcare Corporation             140,588
     6,000        Johnson & Johnson                               298,500
     2,800        Lilly (Eli) & Company                           204,400
     6,800        Merck & Company, Inc.                           538,900
     3,900        Pfizer, Inc.                                    323,212
                                                             ------------
                    Total Healthcare                            2,218,350
                                                             ------------
                Integrated Oils - 10.0%
     3,000        Amoco Corporation                               241,500
     4,595        British Petroleum Company PLC                   649,618
     4,800        Chevron Corporation                             312,000
     6,000        Exxon Corporation                               588,000
     5,000        Mobil Corporation                               611,250
     2,700        Royal Dutch Petroleum Company ADR               461,025
                                                             ------------
                    Total Integrated Oils                       2,863,393
                                                             ------------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                               CORE EQUITY FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996



   Number of
    shares                                                        Value

                Materials and Processing - 9.9%
     3,100        Aluminum Company of America                $   197,625
     9,500        Dover Corporation                              477,375
     5,500        Dow Chemical Company                           431,062
     5,000        DuPont (E.I.) de Nemours & Company, Inc.       471,875
     5,600        Inco, Ltd.                                     178,500
     6,600        International Paper Company                    266,475
     1,500        Kimberly-Clark Corporation                     142,875
     5,750        Minnesota Mining & Manufacturing Company       476,531
     2,900        Phelps Dodge Corporation                       195,750
                                                             -----------
                    Total Materials and Processing             2,838,068
                                                             -----------
                Other Energy - 1.2%
     3,500        Schlumberger, Ltd.                             349,562
                                                             -----------
                Producer Durables - 10.9%
     8,500        Allied-Signal, Inc.                            569,500
     3,100        Boeing Company                                 329,762
     5,000        Emerson Electric Company                       483,750
     3,900        Fluor Corporation                              244,725
     9,000        General Electric Company                       889,875
     4,700        General Motors Corporation                     264,375
     5,800        York International Corporation                 324,075
                                                             -----------
                    Total Producer Durables                    3,106,062
                                                             -----------
                Technology - 11.2%
     3,400        Cisco Systems, Inc.*                           216,325
     5,300        Compaq Computer Corporation*                   393,525
     2,700        Computer Associates International, Inc.        134,325
     4,900        Hewlett-Packard Company                        246,225
       575        Imation Corporation*                            16,172
     4,500        Intel Corporation                              589,218


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                               CORE EQUITY FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996



   Number of
    shares                                                         Value

                Technology - 11.2% (continued)
     2,750        International Business Machines Corporation   $   415,250
     8,800        Microsoft Corporation*                            727,100
     2,400        Motorola, Inc.                                    147,300
     6,000        Xerox Corporation                                 315,750
                                                                -----------
                    Total Technology                              3,201,190
                                                                -----------
                Utilities - 8.0%
     8,451        AT&T Corporation                                  367,597
    12,500        GTE Corporation                                   568,750
     2,738        Lucent Technologies, Inc.                         126,632
     8,400        MCI Communications Corp.                          274,575
    12,500        NIPSCO Industries, Inc.                           495,312
     8,500        SBC Communications, Inc.                          439,875
                                                                -----------
                    Total Utilities                               2,272,741
                                                                -----------
                    Total Common Stocks (Cost $20,131,688)       28,024,328

   Principal
    amount
                SHORT-TERM INVESTMENTS - 0.8%
                  Repurchase Agreement - 0.7%
                    Barclays BZW Securities,
                      dated 12/31/96, 5.90%,
                      due 01/02/97 in the amount
                      of $221,000 (collateralized by
                      $224,536 U.S. Treasury Note, 6.25%,
                      due 06/30/98, with a market value of
 $ 221,000            $226,115 at 12/31/96), repurchase
                      proceeds $221,072                             221,000
                                                                -----------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                               CORE EQUITY FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996



   Number of
    shares                                                        Value

                Short-Term Investment Fund - 0.1%
                  Fidelity Institutional Cash Portfolios:
    17,000          Government                                 $     17,000
                                                               ------------
                    Total Short-Term Investments
                      (Cost $238,000)                               238,000
                                                               ------------
                    Total Investments (Cost
                      $20,369,688) - 98.9%                       28,262,328
                                                               ------------
                Other assets in excess of liabilities - 1.1%        321,249
                                                               ------------
                    NET ASSETS - 100%                          $ 28,583,577
                                                               ============



*  Nonincome producing security.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                               CORE EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996



                                    Assets

Investments, at value (cost $20,369,688)                     $ 28,262,328
Cash                                                                  820
Investment income receivable                                       58,000
Receivable for units issued                                       287,750
                                                             ------------
      Total assets                                             28,608,898
                                                             ------------
                                  Liabilities

Management fee payable                                             24,440
Payable for units redeemed                                            881
                                                             ------------
      Total liabilities                                            25,321
                                                             ------------
Net assets                                                   $ 28,583,577
                                                             ============
Net assets were comprised of:
  Units of beneficial interest                               $ 18,367,824
  Accumulated net investment income                               959,488
  Accumulated net realized gain                                 1,363,625
  Net unrealized appreciation                                   7,892,640
                                                             ------------
  Net assets at December 31, 1996                            $ 28,583,577
                                                             ============
Unit value, offering price and redemption
  price per unit ($28,583,577/1,793,487 units
  of beneficial interest issued and outstanding;
  unlimited number of units authorized)                      $      15.94
                                                             ============



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                               CORE EQUITY FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1996



                             Net investment income

Income:
  Dividends                                                  $   512,924
  Interest                                                        45,282
                                                             -----------
      Total income                                               558,206
                                                             -----------
Expenses:
  Management fee (Note 2)                                        265,417
  Accounting fees                                                  9,892
  Audit fees                                                      11,088
  Directors' fees                                                  2,247
  Insurance                                                        4,310
  Legal fees                                                       2,537
  Registration fees                                                    0
  Shareholder reports                                              2,792
  Miscellaneous                                                    3,219
                                                             -----------
      Total expenses                                             301,502
  Expense subsidy (Note 3)                                       (36,085)
                                                             -----------
      Net expense                                                265,417
                                                             -----------
Net investment income                                            292,789
                                                             -----------
                Net realized and unrealized gain on investments

Net realized gain on securities                                  374,940
Unrealized appreciation in value of
  investments during the year                                  4,766,319
                                                             -----------
Net gain on investments                                        5,141,259
                                                             -----------
Net increase in net assets resulting from operations         $ 5,434,048
                                                             ===========


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                               CORE EQUITY FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                           Years ended
                                                           December 31,
                                                       1996            1995

Increase/(decrease) in net assets:
  From operations:
    Net investment income                       $   292,789     $   321,856
    Net realized gain on investments                374,940       1,676,560
    Unrealized appreciation in value
      of investments during the year              4,766,319       3,034,911
                                                -----------     -----------
      Net increase in net assets resulting
        from operations                           5,434,048       5,033,327
                                                -----------     -----------
  From unit transactions:
    Net proceeds from units issued                6,279,420       4,888,390
    Cost of units redeemed                       (7,497,025)     (6,590,153)
                                                -----------     -----------
      Net decrease in net assets resulting
        from unit transactions                   (1,217,605)     (1,701,763)
                                                -----------     -----------
      Total increase in net assets                4,216,443       3,331,564
Net assets, beginning of year                    24,367,134      21,035,570
                                                -----------     -----------
Net assets, end of year                         $28,583,577     $24,367,134
                                                ===========     ===========
Net change in units outstanding:
  Units issued                                      440,515         412,444
  Units redeemed                                   (520,615)       (569,249)
                                                -----------     -----------
                                                    (80,100)       (156,805)
                                                ===========     ===========


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                               CORE EQUITY FUND

                       SELECTED PER UNIT DATA AND RATIOS
 (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH OF THE YEARS INDICATED)

                                                Years ended December 31,
                                          1996      1995      1994      1993*

Selected per unit data:
  Investment income                   $   0.30  $   0.29  $   0.28  $   0.21
  Expenses                               (0.16)    (0.14)#   (0.13)    (0.20)#
  Expense subsidy                         0.02      0.02      0.03      0.13
                                      --------  --------  --------  --------
Net investment income                     0.16      0.17      0.18      0.14
Net realized and unrealized
  gain/(loss) on investments              2.77      2.48     (0.62)     0.66
                                      --------  --------  --------  --------
Net increase/(decrease) in
  net asset value                         2.93      2.65     (0.44)     0.80
Net asset value, beginning
  of period                              13.01     10.36     10.80     10.00
                                      --------  --------  --------  --------
Net asset value, end of period        $  15.94  $  13.01  $  10.36  $  10.80
                                      ========  ========  ========  ========
Ratio to average net assets:
  Expenses                                1.00%     1.00%     1.00%     1.00%##
  Net investment income                   1.10%     1.44%     1.68%     1.84%**
Other:
  Average net assets
    (000 omitted)                     $ 26,542  $ 22,336  $ 16,948  $  4,356
  Portfolio turnover                        29%      133%      129%       83%
  Number of units outstanding
    at end of year (000 omitted)         1,793     1,874     2,030     1,086
  Total return                           22.54%    25.53%    (4.03%)    7.95%***


# Reflects voluntary fee waiver of $6,949 or $0.01 per unit. Without voluntary fee waiver, expense per unit is $0.21.
## Does not reflect voluntary waiver of management fees in 1993 of $6,949. Net of the voluntary management fee waiver, the net expense ratio is 0.79% of average net assets. This figure is annualized.
*    Commencement of Operations April 1, 1993.
**   Annualized.
***  Nonannualized.

 Per unit amounts are calculated using average units outstanding for the period.



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                           SMALL CAPITALIZATION FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Number of
    shares                                                        Value

                COMMON STOCKS - 93.6%
                  Auto and Transportation - 2.9%
    11,200          AAR Corporation                          $    338,800
    10,000          Railtex, Inc.*                                252,500
                                                             ------------
                      Total Auto and Transportation               591,300
                                                             ------------
                  Capital Goods & Services - 1.0%
    20,900          Lojack Corporation*                           209,000
                                                             ------------
                  Consumer Discretionary - 15.6%
    10,100          CDI Corporation*                              286,587
     8,700          Carson Pirie Scott Company*                   219,675
     8,800          Corrections Corporation of America*           269,500
     8,300          Fair Isaacs & Company                         324,738
    10,100          Mohawk Industries*                            222,200
     6,600          Personnel Group of America*                   159,225
     8,000          Proffitt's, Inc.*                             295,000
    12,200          Servico, Inc.*                                196,725
    13,500          St. John Knits, Inc.                          587,250
     5,500          Talbot's, Inc.                                157,437
     5,645          Unavision*                                    208,865
    12,050          Waban, Inc.*                                  313,300
                                                             ------------
                      Total Consumer Discretionary              3,240,502
                                                             ------------
                Consumer Staples - 2.6%
     3,600        JP Food Service*                                100,350
     9,700        Richfood Holdings, Inc.                         235,225
     6,500        Schweitzer Mauduit International, Inc.          205,563
                                                             ------------
                    Total Consumer Staples                        541,138
                                                             ------------
                Financial Services - 15.1%
     6,600        Allied Group, Inc.                              215,325
     9,725        Capstead Mortgage Corporation                   233,400




        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONA ASSOCIATION

                                 AVESTA TRUST

                           SMALL CAPITALIZATION FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996



   Number of
    shares                                                        Value

                Financial Services - 15.1% (continued)
    19,100        City National Corporation                  $    413,037
     8,900        Collective Bancorp, Inc.                        312,612
    13,720        Delphi Financial Group, Inc.*                   404,740
     5,600        Evans Withycombe Residential, Inc.              117,600
     7,600        Magna Group, Inc.                               224,200
    12,700        Roosevelt Financial Group, Inc.                 266,700
     6,200        Southern Pacific  Funding*                      192,975
     8,450        Vesta Insurance Group, Inc.                     265,119
    10,300        Weeks Corporation                               342,475
     7,370        WFS Financial, Inc.*                            146,479
                                                             ------------
                    Total Financial Services                    3,134,662
                                                             ------------
                Healthcare - 12.8%
    15,100        ADAC Laboratories                               360,512
     7,900        American Medical Response*                      256,750
    11,150        Centocor, Inc.*                                 398,613
    11,200        Liposome Company, Inc.*                         214,200
    13,200        Multicare Companies, Inc.*                      267,300
     7,350        OccuSystems, Inc.*                              198,450
     8,844        Pharmaceutical Product Development, Inc.*       223,311
    12,250        Sofamor/Danek Group, Inc.                       373,625
    10,650        Sybron International Corporation*               351,450
                                                             ------------
                    Total Healthcare                            2,644,211
                                                             ------------
                Integrated Oil - 0.8%
     9,900        Cabot Oil & Gas Corporation                     169,538
                                                             ------------
                Materials and Processing - 8.5%
     9,800        Chase Brass Industries*                         194,775
     8,100        Delta and Pine Land Company                     259,200
     7,000        Huntco, Inc.                                    103,250
     9,400        Jacobs Engineering Group*                       222,075
     5,600        NCI Building Systems, Inc.*                     193,200



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                           SMALL CAPITALIZATION FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996



   Number of
    shares                                                        Value

                Materials and Processing - 8.5% (continued)
    15,600        Pegasus Gold*                              $   117,975
     3,150        Potash Corporation Saskatchewan, Inc.          267,750
    12,000        US Can Corporation*                            202,500
     5,900        Wolverine Tube, Inc.*                          207,975
                                                             -----------
                    Total Materials and Processing             1,768,700
                                                             -----------
                Other Energy - 9.6%
     3,700        Atwood Oceanics*                               234,950
     6,250        Barrett Resources Corporation*                 266,406
     5,750        Energy Venturs, Inc.*                          292,532
    12,300        Falcon Drilling Company, Inc.*                 482,775
     8,700        Parker & Parsley Petroleum Company             319,725
     3,600        Rutherford-Moran Oil Corporation*              100,800
     3,800        Tosco Corporation                              300,675
                                                             -----------
                    Total Other Energy                         1,997,863
                                                             -----------
                Producer Durables - 4.4%
     9,800        Oregon Mettalurgical*                          316,050
    10,800        Tracor, Inc.*                                  229,500
    11,430        USA Waste Services, Inc.                       364,331
                                                             -----------
                    Total Producer Durables                      909,881
                                                             -----------
                Technology - 17.2%
     8,100        Analyst International Company                  228,825
    12,500        Black Box Corporation*                         515,625
    14,500        Comverse Technology, Inc.*                     548,281
     7,800        Fisher Scientific International                367,575
     6,650        Kronos, Inc.*                                  212,800
     6,700        Merix Corporation*                             102,175
    11,250        National Computer Systems, Inc.                286,875
     3,100        PairGain Technologies, Inc.*                    94,356



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                           SMALL CAPITALIZATION FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996



   Number of
    shares                                                        Value
  -----------                                                   ---------
                Technology - 17.2% (continued)
     7,150        PRI Automation, Inc.*                      $    325,325
    12,800        Quickturn Design Systems, Inc.*                 262,400
    12,050        SDL, Inc.*                                      316,312
     4,062        Sterling Commerce, Inc.*                        143,186
     2,500        Sterling Software, Inc.*                         79,063
     3,400        Teltrend, Inc.*                                  94,350
                                                             ------------
                    Total Technology                            3,577,148
                                                             ------------
                Utilities - 3.1%
     7,450        California Energy Company, Inc.*                250,506
     8,200        Tejas Gas Corporation*                          390,525
                                                             ------------
                    Total Utilities                               641,031
                                                             ------------
                    Total Common Stocks
                      (Cost $14,832,324)                       19,424,974
                                                             ------------
   Principal
    amount
  -----------
                SHORT-TERM INVESTMENTS - 6.0%
                  Repurchase Agreement - 4.0%
                    Barclays BZW Securities,
                      dated 12/31/96, 5.90%, due 01/02/97
                      in the amount of $834,000
                      (collateralized by $847,344 U.S.
                      Treasury Note, 6.25%, due 06/30/98,
                      with a market value of $853,302 at
                      12/31/96), repurchase proceeds
 $ 834,000            $834,273                                    834,000
                                                             ------------



        The accompanying notes are an integral part of this statement.

                    TEXAS COMMERCE BANK NATIONAL ASOCIATION

                                 AVESTA TRUST

                           SMALL CAPITALIZATION FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996



   Number of
    shares                                                        Value

                Short-Term Investment Fund - 2.0%
                  Fidelity Institutional Cash Portfolios:
   408,000          Government                               $   408,000
                                                             -----------
                    Total Short-Term Investments
                      (Cost $1,242,000)                        1,242,000
                                                              -----------
                    Total Investments
                      (Cost $16,074,324) - 99.6%              20,666,974
                                                             -----------
                Other assets in excess of
                  liabilities - 0.4%                              83,235
                                                             -----------
                    NET ASSETS - 100%                        $20,750,209
                                                             ===========


* Nonincome producing security.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                           SMALL CAPITALIZATION FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996



                                    Assets

Investments, at value (cost $16,074,324)                     $ 20,666,974
Investment income receivable                                        4,251
Receivable for units issued                                        95,657
                                                             ------------
    Total assets                                               20,766,882
                                                             ------------
                                  Liabilities

Cash overdraft                                                         24
Management fee payable                                             16,649
                                                             ------------
    Total liabilities                                              16,673
                                                             ------------
Net assets                                                   $ 20,750,209
                                                             ============
Net assets were comprised of:
  Units of beneficial interest                               $ 13,571,362
  Accumulated net investment income                               118,619
  Accumulated net realized gain                                 2,467,578
  Net unrealized appreciation                                   4,592,650
                                                             ------------
  Net assets at December 31, 1996                            $ 20,750,209
                                                             ============
Unit value, offering price and redemption
  price per unit ($20,750,209/1,182,097 units
  of beneficial interest issued and outstanding;
  unlimited number of units authorized)                      $      17.55
                                                             ============


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                           SMALL CAPITALIZATION FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1996



                             Net investment income

Income:
  Dividends                                                  $   92,129
  Interest                                                       77,839
                                                             ----------
      Total income                                              169,968
                                                             ----------
Expenses:
  Management fee (Note 2)                                       164,194
  Accounting fees                                                 9,892
  Audit fees                                                     11,088
  Directors' fees                                                 2,247
  Insurance                                                       3,920
  Legal fees                                                      2,537
  Registration fees                                               1,624
  Shareholder reports                                             2,792
  Miscellaneous                                                   2,060
                                                             ----------
      Total expenses                                            200,354
Expense subsidy (Note 3)                                        (36,160)
                                                             ----------
      Net expenses                                              164,194
                                                             ----------
Net investment income                                             5,774
                                                             ----------

                Net realized and unrealized gain on investments

Net realized gain on investments                              2,846,278
Unrealized appreciation in value
  of investments during the year                              1,536,847
                                                             ----------
Net gain on investments                                       4,383,125
                                                             ----------
Net increase in net assets resulting from operations         $4,388,899
                                                             ==========


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                           SMALL CAPITALIZATION FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                           Years ended
                                                           December 31,
                                                       1996            1995
                                                       ----            ----

Increase in net assets:
  From operations:
    Net investment income                      $      5,774   $      47,355
    Net realized gain on investments              2,846,278         370,797
    Unrealized appreciation in value
      of investments during the year              1,536,847       2,480,282
                                               ------------   -------------
      Net increase in net assets resulting
        from operations                           4,388,899       2,898,434
  From unit transactions:
    Net proceeds from units issued                7,179,789       2,518,482
    Cost of units redeemed                       (3,666,519)     (1,835,378)
                                               ------------   -------------
      Net increase in net assets resulting
        from unit transactions                    3,513,270         683,104
                                               ------------   -------------
      Total increase in net assets                7,902,169       3,581,538
Net assets, beginning of year                    12,848,040       9,266,502
                                               ------------   -------------
Net assets, end of year                        $ 20,750,209   $  12,848,040
                                               ============   =============
Net change in units outstanding:
  Units issued                                      458,305         215,639
  Units redeemed                                   (234,176)       (163,732)
                                               ------------   -------------
                                                    224,129          51,907
                                               ============   =============



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                           SMALL CAPITALIZATION FUND

                       SELECTED PER UNIT DATA AND RATIOS
 (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH OF THE YEARS INDICATED)

                                                 Years ended December 31,
                                       ---------------------------------------------
                                         1996         1995         1994      1993***
                                       --------      -------     -------    --------
Selected per unit data:
  Investment income                    $  0.16       $  0.17      $ 0.16     $ 0.09
  Expenses                               (0.18)**      (0.16)**    (0.15)**   (0.17)#
  Expense subsidy                         0.03          0.04        0.05       0.10
                                       -------       -------      ------     ------
Net investment income                     0.01          0.05        0.06       0.02
Net realized and unrealized
  gain/(loss) on investments              4.13          3.13       (0.72)      0.87
                                       --------      -------      ------     ------
Net increase/(decrease) in
  net asset value                         4.14          3.18       (0.66)      0.89
Net asset value, beginning
  of period                              13.41         10.23       10.89      10.00
                                       --------      -------      ------     ------
Net asset value, end of period         $ 17.55       $ 13.41      $10.23     $10.89
                                       ========      =======      ======     ======
Ratio to average net assets:
  Expenses                                1.00%*        1.00%*      1.00%*     1.15%##
  Net investment income                   0.04%         0.46%       0.55%      0.28%-
Other:
  Average net assets (000 omitted)     $16,384       $10,378      $9,678      $ 768
  Portfolio turnover                        68%           89%        120%       161%
  Number of units outstanding
    at end of year (000 omitted)         1,182           958         906        903
  Total return                           30.88%        31.14%      (6.12%)     8.94%****

-    Annualized
# Reflects voluntary fee waiver of $14,349 or $0.02 per unit. Without voluntary fee waiver, expense per unit is $0.19.
## Does not reflect voluntary waiver of management fees of $14,349. Net of the voluntary management fee waiver, the net expense ratio is 0.82% of average net assets. This figure is annualized.
* Reflects management fee reduction of 0.15% or $24,219, $15,584 and $9,153 for the years ended December 31, 1996, 1995 and 1994, respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was 1.06% of average net assets as the fee reduction went into effect on May 2, 1994.
** Reflects management fee reduction of $24,219 or $0.02 per unit, $15,584 or $0.02 per unit and $9,153 or $0.01 per unit for the years ended December 31, 1996, 1995 and 1994, respectively. Without management fee reduction, expense per unit is $0.18, $0.17 and $0.16 for the years ended December 31, 1996, 1995 and 1994, respectively.
***  Commencement of Operations April 1, 1993.
**** Not annualized.

Per unit amounts are calculated using average units outstanding for the period.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Principal
    amount                                                         Value

                INTERMEDIATE-TERM U.S. GOVERNMENT
                  OBLIGATIONS - 95.6%
                    U.S. Government Agency Obligation - 9.0%
                      Federal Home Loan Mortgage Corporation,
$ 2,601,540             5.60%, due 09/15/00                      $  2,556,742
                                                                 ------------
                    U.S. Government Obligations - 86.6%
  3,000,000         U.S. Treasury Note, 5.13%, due 02/28/98         2,971,875
  4,666,000         U.S. Treasury Note, 5.50%, due 11/15/98         4,631,005
  1,265,000         U.S. Treasury Note, 5.75%, due 08/15/03         1,227,050
  1,000,000         U.S. Treasury Note, 5.88%, due 04/30/98           999,063
    900,000         U.S. Treasury Note, 5.88%, due 11/30/01           886,782
  4,666,000         U.S. Treasury Note, 6.13%, due 03/31/98         4,676,209
  1,865,000         U.S. Treasury Note, 6.25%, due 10/31/01         1,866,165
    765,000         U.S. Treasury Note, 6.38%, due 08/15/02           770,021
    400,000         U.S. Treasury Note, 6.50%, due 05/31/01           404,500
  1,235,000         U.S. Treasury Note, 6.50%, due 10/15/06         1,241,947
  1,600,000         U.S. Treasury Note, 6.88%, due 05/15/06         1,649,501
  2,500,000         U.S. Treasury Note, 7.75%, due 11/30/99         2,610,937
    765,000         U.S. Treasury Note, 7.88%, due 08/15/01           815,443
                                                                 ------------
                      Total U.S. Government Obligations            24,750,498
                                                                 ------------
                      Total Intermediate-Term U.S. Government
                        Obligations (Cost $27,190,800)             27,307,240
                                                                 ------------
                SHORT-TERM INVESTMENTS - 1.8%
                  Repurchase Agreement - 1.4%
                    Barclays BZW Securities, dated 12/31/96,
                      5.90%, due 01/02/97 in the amount of
                      $373,000 (collateralized by $378,968
                      U.S. Treasury Note, 6.25%, due 06/30/98
                      with a market value of $381,633 at 12/31/96),
    373,000           repurchase proceeds  $373,122                   373,000
                                                                 ------------



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Number of
    shares                                                        Value

                Short-Term Investment Funds - 0.3%
                  Fidelity Institutional Cash Portfolios:
     5,000          Government                               $     5,000
                  Goldman Sachs-Institutional Liquid
    88,992          Assets - Government Portfolio                 88,992
                                                             -----------
                    Total Short-Term Investment Funds             93,992
                                                             -----------
   Principal
    amount

                U.S. Government Obligation - 0.1%
  $ 30,000        U.S. Treasury Bill, 5.08% due 01/09/97          29,964
                                                             -----------
                    Total Short-Term Investments
                      (Cost $496,956)                            496,956
                                                             -----------
                    Total Investments
                      (Cost $27,687,756) - 97.4%              27,804,196
                                                             -----------
                Other assets in excess of
                  liabilities - 2.6%                             746,585
                                                             -----------
                    NET ASSETS - 100%                        $28,550,781
                                                             ===========



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996



                                    Assets

Investments, at value (cost $27,687,756)                   $ 27,804,196
Cash                                                                772
Investment income receivable                                    319,013
Receivable for units issued                                     446,931
                                                           ------------
    Total assets                                             28,570,912
                                                           ------------
                                  Liabilities

Management fee payable                                           17,754
Payable for units redeemed                                        2,377
                                                           ------------
    Total liabilities                                            20,131
                                                           ------------
Net assets                                                 $ 28,550,781
                                                           ============
Net assets were comprised of:
  Units of beneficial interest                             $ 25,183,990
   Accumulated net investment income                          3,993,430
   Accumulated net realized loss                               (743,079)
   Net unrealized appreciation                                  116,440
                                                           ------------
   Net assets at December 31, 1996                         $ 28,550,781
                                                           ============
Unit value, offering price and redemption
  price per unit ($28,550,781/2,449,452
  units of beneficial interest issued
  and outstanding; unlimited number of
  units authorized)                                        $      11.66
                                                           ============



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1996



                             Net investment income

Income:
  Interest                                                   $ 1,704,862
                                                             -----------
Expenses:
  Management fee (Note 2)                                        212,672
  Accounting fees                                                  9,892
  Audit fees                                                      11,088
  Directors' fees                                                  2,247
  Insurance                                                        4,310
  Legal fees                                                       2,537
  Registration fees                                                  959
  Shareholder reports                                              2,792
  Miscellaneous                                                    3,359
                                                             -----------
      Total expenses                                             249,856
  Expense subsidy (Note 3)                                       (37,184)
                                                             -----------
Net expenses                                                     212,672
                                                             -----------
Net investment income                                          1,492,190
                                                             -----------

             Net realized and unrealized gain/loss on investments

Net realized loss on securities                                 (308,589)
Net realized loss on futures                                     (33,099)
Net realized gain on options                                      80,584
                                                             -----------
Net realized loss on investments                                (261,104)
Unrealized depreciation in value
  of investments during the year                                (513,449)
                                                             -----------
Net loss on investments                                         (774,553)
                                                             -----------
Net increase in net assets resulting from operations         $   717,637
                                                             ===========



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                          Years ended
                                                          December 31,
                                                       1996           1995

Increase/(decrease) in net assets:
  From operations:
    Net investment income                     $   1,492,190   $  1,310,352
    Net realized gain/(loss) on investments        (261,104)       172,381
    Unrealized appreciation/(depreciation)
      in value of investments during the year      (513,449)     1,250,842
                                              -------------   ------------
      Net increase in net assets resulting
        from operations                             717,637      2,733,575
                                              -------------   ------------
  From unit transactions:
    Net proceeds from units issued                8,522,957     10,490,632
    Cost of units redeemed                       (9,473,140)    (7,433,318)
                                              -------------   ------------
      Net increase/(decrease) in net assets
        resulting from unit transactions           (950,183)     3,057,314
                                              -------------   ------------
      Total increase/(decrease) in net assets      (232,546)     5,790,889
Net assets, beginning of year                    28,783,327     22,992,438
                                              -------------   ------------
Net assets, end of year                       $  28,550,781   $ 28,783,327
                                              =============   ============
Net change in units outstanding:
  Units issued                                      745,912        960,197
  Units redeemed                                   (832,085)      (693,274)
                                              -------------   ------------
                                                    (86,173)       266,923
                                              =============   ============



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

            SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

                       SELECTED PER UNIT DATA AND RATIOS
 (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH OF THE YEARS INDICATED)


                                                 Years ended December 31,
                                           1996      1995      1994      1993*

Selected per unit data:
  Investment income                     $  0.69   $  0.66   $  0.52   $ 0.33
  Expenses                                (0.10)    (0.10)    (0.09)   (0.11)#
  Expense subsidy                          0.01      0.02      0.02     0.07
                                        -------   -------   -------   ------
Net investment income                      0.60      0.58      0.45     0.29
Net realized and unrealized
  gain/(loss) on investments              (0.29)     0.63     (0.55)   (0.05)
                                        -------   -------   -------   ------
Net increase/(decrease) in
  net asset value                          0.31      1.21     (0.10)    0.24
Net asset value, beginning
  of period                               11.35     10.14     10.24    10.00
                                        -------   -------   -------   ------
Net asset value, end of period          $ 11.66  $  11.35  $  10.14  $ 10.24
                                        =======  ========  ========  =======
Ratio to average net assets:
  Expenses                                 0.75%     0.75%     0.75%    0.75%##
  Net investment income                    5.26%     5.38%     4.41%    3.76%**
Other:
  Average net assets
    (000 omitted)                       $28,354  $ 24,350  $ 21,504  $ 8,598
  Portfolio turnover                        177%      187%      268%     247%
  Number of units outstanding
    at end of year (000 omitted)          2,449     2,536     2,269    1,698
  Total return                             2.68%    12.01%    (1.05%)   2.43%***


# Reflects voluntary fee waiver of $9,789 or $0.02 per unit. Without voluntary fee waiver, expense per unit is $0.13.
## Does not reflect voluntary waiver of management fees of $9,789. Net of the voluntary management fee waiver, the net expense ratio is 0.60% of average net assets. This figure is annualized.
*    Commencement of Operations April 1, 1993.

**   Annualized.

***  Not annualized.

Per unit amounts are calculated using average units outstanding for the period.




        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                        U.S. GOVERNMENT SECURITIES FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Principal
    amount                                                         Value

                LONG-TERM U.S. GOVERNMENT OBLIGATIONS - 84.3%
$ 1,825,000       U.S. Treasury Bond, 6.25%, due 08/15/23       $ 1,710,368
    600,000       U.S. Treasury Bond, 6.75%, due 08/15/26           604,125
                                                                -----------
                    Total Long-Term U.S. Government
                      Obligations (Cost $2,207,685)               2,314,493
                                                                -----------
                SHORT-TERM INVESTMENTS - 13.6%
                  Repurchase Agreements - 5.6%
                    Barclays BZW Securities, dated 12/31/96,
                      5.90%, due 01/02/97 in the amount of
                      $124,000 (collateralized by $125,984
                      U.S. Treasury Note, 6.25%, due 06/30/98,
                      with a market value of $126,869 at
    124,000           12/31/96), repurchase proceeds $124,040       124,000
                  Goldman Sachs and Company, dated 12/31/96,
                    6.00%, due 01/02/97 in the amount of
                    $29,000 (collateralized by $29,398
                    U.S. Treasury Note, 6.25%, due 05/31/00,
     29,000         with a market value of $29,716 at 12/31/96),
                    repurchase proceeds $29,009                      29,000
                                                                -----------
                    Total Repurchase Agreements                     153,000
                                                                -----------
   Number of
    shares

                  Short-Term Investment Fund - 2.6%
                    Fidelity Institutional Cash Portfolios:
     72,000           Government                                     72,000
                                                                -----------



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                        U.S. GOVERNMENT SECURITIES FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996



   Principal
    amount                                                         Value

                U.S. Government Obligation - 5.4%
  $ 150,000       U.S. Treasury Bill, 5.08%, due 01/09/97      $   149,834
                                                               -----------
                    Total Short-Term Investments
                      (Cost $374,834)                              374,834
                                                               -----------
                    Total Investments
                      (Cost $2,582,519) - 97.9%                  2,689,327
                                                               -----------
                Other assets in excess of liabilities - 2.1%        57,350
                                                               -----------
                    NET ASSETS - 100%                          $ 2,746,677
                                                               ===========



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                        U.S. GOVERNMENT SECURITIES FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996



                                    Assets

Investments, at value (cost $2,582,519)                     $  2,689,327
Cash                                                                 428
Investment income receivable                                      58,717
                                                            ------------
      Total assets                                             2,748,472
                                                            ------------
                                  Liabilities

Management fee payable                                             1,795
                                                            ------------
      Total liabilities                                            1,795
                                                            ------------
Net assets                                                  $  2,746,677
                                                            ============
Net assets were comprised of:
  Units of beneficial interest                              $  2,259,107
  Accumulated net investment income                              571,995
  Accumulated net realized loss                                 (191,233)
  Net unrealized appreciation                                    106,808
                                                            ------------
  Net assets at December 31, 1996                           $  2,746,677
                                                            ============
Unit value, offering price and redemption
  price per unit ($2,746,677/215,229 units
  of beneficial interest issued and outstanding;
  unlimited number of units authorized)                     $      12.76
                                                            ============



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                        U.S. GOVERNMENT SECURITIES FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1996



                             Net investment income

Income:
  Interest                                                $   185,522
                                                          -----------
      Total income                                            185,522
                                                          -----------
Expenses:
  Management fee (Note 2)                                      20,595
  Accounting fees                                               9,892
  Audit fees                                                   11,088
  Directors' fees                                               2,247
  Insurance                                                     3,435
  Legal fees                                                    2,537
  Registration fees                                               784
  Shareholder reports                                           2,792
  Miscellaneous                                                 1,400
                                                          -----------
      Total expenses                                           54,770
  Expense subsidy                                             (34,175)
                                                          -----------
      Net expenses                                             20,595
                                                          -----------
Net investment income                                         164,927

                                                          -----------

             Net realized and unrealized gain/loss on investments

Net realized gain on investments                               54,565
Unrealized changes in depreciation
  of investments during the year                             (271,709)
                                                          -----------
Net loss on investments                                      (217,144)
                                                          -----------
Net decrease in net assets
  resulting from operations                               $   (52,217)
                                                          ===========



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                        U.S. GOVERNMENT SECURITIES FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                         Years ended
                                                         December 31,
                                                    1996             1995

Increase/(decrease) in net assets:
  From operations:
    Net investment income                     $  164,927       $  161,680
    Net realized gain on investments              54,565           23,350
    Unrealized appreciation/(depreciation)
      in value of investments during the year   (271,709)         494,639
                                              ----------       ----------
       Net increase/(decrease) in net
         assets resulting from operations        (52,217)         679,669
                                              ----------       ----------
From unit transactions:
  Net proceeds from units issued                 794,123        1,036,585
  Cost of units redeemed                        (872,518)      (1,467,055)
                                              ----------       ----------
    Net decrease in net assets resulting
      from unit transactions                     (78,395)        (430,470)
                                              ----------       ----------
    Total increase/(decrease) in net assets     (130,612)         249,199
Net assets, beginning of year                  2,877,289        2,628,090
                                              ----------       ----------
Net assets, end of year                       $2,746,677       $2,877,289
                                              ==========       ==========
Net change in units outstanding:
  Units issued                                    64,599           87,397
  Units redeemed                                 (70,569)        (129,083)
                                              ----------       ----------
                                                  (5,970)         (41,686)
                                              ==========       ==========



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                        U.S. GOVERNMENT SECURITIES FUND

                       SELECTED PER UNIT DATA AND RATIOS
 (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH OF THE YEARS INDICATED)


                                              Years ended December 31,
                                         1996      1995      1994      1993***

Selected per unit data:
  Investment income                   $  0.83   $  0.81   $  0.70   $  0.45
  Expenses                              (0.25)**  (0.24)**  (0.23)**  (0.36)#
  Expense subsidy                        0.16      0.16      0.15      0.31
                                      -------   -------   -------   -------
Net investment income                    0.74      0.73      0.62      0.40
Net realized and unrealized
  gain/(loss) on investments            (0.99)     2.28     (1.53)     0.51
                                      -------   -------   -------   -------
Net increase/(decrease) in
  net asset value                       (0.25)     3.01     (0.91)     0.91
Net asset value, beginning
  of period                             13.01     10.00     10.91     10.00
                                      -------   -------   -------   -------
Net asset value, end of period        $ 12.76  $  13.01  $  10.00  $  10.91
                                      =======  ========  ========  ========
Ratio to average net assets:
  Expenses                               0.75%*    0.75%*    0.75%*    0.85%##
  Net investment income                  6.01%     6.38%     6.23%     4.91%-
Other:
  Average net assets (000 omitted)    $ 2,746  $  2,535  $  2,810  $  1,905
  Portfolio turnover                       48%       17%      174%      232%
  Number of units outstanding
    at end of year (000 omitted)          215       221       263       267
  Total return                          (1.89%)   30.11%    (8.39%)    9.12%****

-    Annualized.
# Reflects voluntary fee waiver of $3,040 or $0.02 per unit. Without voluntary fee waiver, expense per unit is $0.38.
## Does not reflect voluntary waiver of management fees of $3,040. Net of the voluntary management fee waiver, the net expense ratio is 0.64% of average net assets. This figure is annualized.
* Reflects management fee reduction of 0.10% or $2,757, $2,527 and $1,886 for the years ended December 31, 1996, 1995 and 1994, respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was 0.80% of average net assets as the fee reduction went into effect on 5/2/94.
** Reflects management fee reduction of $2,757 or $0.01 per unit, $2,527 or $0.01 per unit and $1,886 or $0.01 per unit for the years ended December 31, 1996, 1995 and 1994, respectively. Without management fee reduction, expense per unit is $0.10, $0.25 and $0.24 for the years ended December 31, 1996, 1995 and 1994, respectively.
***  Commencement of Operations April 1, 1993.
**** Not annualized.

Per unit amounts are calculated using average units outstanding for the period.




        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                          INTERMEDIATE TERM BOND FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


   Principal
    amount                                                        Value

                LONG-TERM INVESTMENTS - 93.5%
                CORPORATE BONDS - 29.4%
                  Banks - 10.7%
  $ 150,000         BankAmerica Corporation, 6.85%,
                      due 03/01/03                           $    150,333
    200,000         Citicorp Corporation, 7.13%,
                      due 09/01/05                                201,052
    200,000         First Union Corporation, 7.00%,
                      due 03/15/06                                198,250
    200,000         Norwest Corporation, 6.20%, due 12/01/05      191,523
                                                             ------------
                      Total Banks                                 741,158
                                                             ------------
                  Financial and Other - 16.7%
                    Associates Corporation of North America,
    150,000           7.70%, due 03/01/02                         156,890
    200,000         Chubb Capital, 6.88%, due 02/01/03            201,279
    141,244         Ford Credit Grantor Trust, 5.90%,
                      due 10/15/00                                141,399
                    General Motors Acceptance Corporation,
     70,918           7.15%, due 03/15/00                          71,741
    150,000         Household Finance Company, 6.18%,
                      due 06/30/98                                150,192
    150,000         International Lease Finance, 5.50%,
                      due 01/15/99                                147,878
    150,000         U.S. Leasing International, 5.95%,
                      due 10/15/03                                142,158
    150,000         WMX, 6.25%, due 04/01/99                      149,929
                                                             ------------
                      Total Financial and Other                 1,161,466
                                                             ------------
                  Financial Services - 2.0%
    150,000         Commercial Credit Corporation, 6.13%,
                      due 12/01/05                                141,696
                                                             ------------
                      Total Corporate Bonds
                        (Cost $2,048,623)                       2,044,320
                                                             ------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 64.1%
                  U.S. Government Agency Obligation - 1.4%
    100,000         Federal Home Loan Bank, 6.05%,
                      due 06/28/00                                 99,385
                                                             ------------

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                          INTERMEDIATE TERM BOND FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996




Principal
 amount                                                                 Value
 ------                                                                 -----

                    U.S. Treasury Obligation - 62.7%
$   300,000         U.S. Treasury Note, 5.63%, due 02/15/06           $  283,875
    575,000         U.S. Treasury Note, 6.00%, due 09/30/98              576,453
    190,000         U.S. Treasury Note, 6.38%, due 03/31/01              191,247
    300,000         U.S. Treasury Note, 6.38%, due 09/30/01              301,688
  1,035,000         U.S. Treasury Note, 6.38%, due 08/15/02            1,042,980
    590,000         U.S. Treasury Note, 6.50%, due 10/15/06              593,319
    590,000         U.S. Treasury Note, 6.88%, due 05/15/06              608,253
    350,000         U.S. Treasury Note, 7.25%, due 08/15/04              368,485
    375,000         U.S. Treasury Note, 7.75%, due 01/31/00              392,461
                                                                      ----------
                      Total U.S. Treasury Obligations                  4,358,761
                                                                      ----------
                      Total U.S. Government and Agency Obligations
                       (Cost $4,439,292)                               4,458,146
                                                                      ----------
                      Total Long-Term Investment (Cost $6,487,916)     6,502,466
                                                                      ----------
                SHORT-TERM INVESTMENTS - 11.1%
                  Repurchase Agreements - 7.3%
                    Barclays BZW Securities, dated 12/31/96, 5.90%,
                     due 01/02/97 in the amount of $313,000
                     (collateralized by $318,008 U.S. Treasury Note,
                     6.25%, due 06/30/98, with a market value of
                     $320,244 at 12/31/96), repurchase proceeds
    313,000          $313,013                                            313,000
                    Goldman Sachs and Company, dated 12/31/96,
                     6.00%, due 01/02/97 in the amount of $192,000
                     (collateralized by $194,640 U.S. Treasury Note,
                     6.25%, due 05/31/00, with a market value of
                     $196,740 at 12/31/96), repurchase proceeds
    192,000          $192,064                                            192,000
                                                                      ----------
                      Total Repurchase Agreements                        505,000
                                                                      ----------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          INTERMEDIATE TERM BOND FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


Number of
 shares                                                                 Value
 ------                                                                 -----

                  Short-Term Investment Fund - 0.1%
                    Fidelity Institutional Cash Portfolios:
    1,000             Government                                   $      1,000
    3,043           Goldman Sachs-Institutional Liquid Assets-            3,043
                                                                   ------------
                     Government Portfolio
                      Total Short-Term Investment Funds                   4,043
                                                                   ------------
Principal
 amount
 ------
                  U.S. Government Obligation - 3.7%
$ 260,000           U.S. Treasury Bill, 5.08%, due 01/09/97        $    259,711
                                                                   ------------
                      Total Short-Term Investments (Cost $768,754)      768,754
                                                                   ------------
                      Total Investments (Cost $7,256,670) - 98.5%     7,271,220
                                                                   ------------
                Liabilities in excess of other assets - (4.6%)          322,462
                                                                   ------------

                      NET ASSETS - 100%                            $  6,948,758
                                                                   ============




        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          INTERMEDIATE TERM BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996



                                    Assets

Investments, at value (cost $7,256,670)                            $ 7,271,220
Cash                                                                       914
Investment income receivable                                           115,387
Receivable for units issued                                              2,293
                                                                   -----------
     Total assets                                                    7,389,814
                                                                   -----------
                                  Liabilities

Payable for investments purchased                                      428,462
Management fee payable                                                   4,345
Other payables                                                           8,249
                                                                   -----------
     Total liabilities                                                 441,056
                                                                   -----------

Net assets                                                         $ 6,948,758
                                                                   ===========
Net assets were comprised of:
 Units of beneficial interest                                      $ 5,958,755
 Accumulated net investment income                                     764,843
 Accumulated net realized gain                                         210,610
 Net unrealized appreciation                                            14,550
                                                                   -----------

 Net assets at December 31, 1996                                   $ 6,948,758
                                                                   ===========
Unit value, offering price and redemption price per unit
 ($6,948,758/584,568 units of beneficial interest issued
 and outstanding; unlimited number of units authorized)                $ 11.89
                                                                   ===========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          INTERMEDIATE TERM BOND FUND

                            STATEMENT OF OPERATIONS

                              DECEMBER 31, 1996c



                             Net investment income

Income:
  Interest                                                   $  384,549
                                                             ----------
       Total income                                             384,549
                                                             ----------
Expenses:
  Management fee (Note 2)                                        47,537
  Accounting fees                                                 9,892
  Audit fees                                                     11,088
  Directors' fees                                                 2,247
  Insurance                                                       3,600
  Legal fees                                                      9,087
  Registration fees                                               1,354
  Shareholder reports                                             2,792
  Miscellaneous                                                   2,382
                                                             ----------
       Total expenses                                            89,979
  Expense subsidy (Note 3)                                      (42,442)
                                                             ----------
       Net expenses                                              47,537
                                                             ----------
Net investment income                                           337,012
                                                             ----------

                Net realized and unrealized loss on investments

Net realized loss on securities                                (117,537)
Net realized loss on futures                                    (13,917)
Net realized loss on options                                     (4,579)
                                                             ----------
Net realized loss on investments                               (136,033)
Unrealized depreciation in value of investments during
 the year                                                      (106,912)
                                                             ----------
Net loss on investments                                        (242,945)
                                                             ----------

Net increase in net assets resulting from operations         $   94,067
                                                             ==========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          INTERMEDIATE TERM BOND FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                              Years ended
                                                              December 31,
                                                              ------------
                                                          1996           1995
                                                          ----           ----
Increase/(decrease) in net assets:
  From operations:
    Net investment income                          $   337,012      $  351,652
    Net realized gain/(loss) on investments           (136,033)        350,978
    Unrealized appreciation/(depreciation) in value
     of investments during the year                   (106,912)        196,223
                                                   -----------      ----------
     Net increase in net assets resulting
      from operations                                   94,067         898,853
                                                   -----------      ----------
  From unit transactions:
    Net proceeds from units issued                   5,518,425       2,335,347
    Cost of units redeemed                          (3,694,415)     (3,327,720)
                                                   -----------      ----------
     Net increase/(decrease) in net assets
      resulting from unit transactions               1,824,010        (992,373)
                                                   -----------      ----------
     Total increase/(decrease) in net assets         1,918,077         (93,520)
Net assets, beginning of year                        5,030,681       5,124,201
                                                   -----------      ----------

Net assets, end of year                            $ 6,948,758      $5,030,681
                                                   ===========      ==========
Net change in units outstanding:
  Units issued                                         477,320         212,880
  Units redeemed                                      (323,790)       (294,670)
                                                   -----------      ----------

                                                       153,530         (81,790)
                                                   ===========      ==========


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          INTERMEDIATE TERM BOND FUND

                       SELECTED PER UNIT DATA AND RATIOS
 (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH OF THE YEARS INDICATED)



                                                  Years ended December 31,
                                                  ------------------------
                                                  1996      1995      1994*
                                                  ----      ----      ----
Selected per unit data:
  Investment income                               $  0.70  $  0.72  $  0.17
  Expenses                                          (0.16)   (0.16)   (0.08)
  Expense subsidy                                    0.07     0.08     0.06
                                                  -------  -------  -------
Net investment income                                0.61     0.64     0.15
Net realized and unrealized
 gain/(loss) on investments                         (0.39)    1.04    (0.16)
                                                  -------  -------  -------
Net increase/(decrease) in net asset value           0.22     1.68    (0.01)
Net asset value, beginning of period                11.67     9.99    10.00
                                                  -------  -------  -------

Net asset value, end of period                    $ 11.89  $ 11.67  $  9.99
                                                  =======  =======  =======
Ratio to average net assets:
  Expenses                                           0.75%    0.75%    0.75%**
  Net investment income                              5.32%    5.89%    6.12%**
Other:
  Average net assets (000 omitted)                $ 6,338  $ 5,973  $ 5,046
  Portfolio turnover                                  134%     198%       7%
  Number of units outstanding
   at end of year (000 omitted)                       585      431      513
  Total return                                       1.86%   16.79%   (0.32%)**


*   Commencement of Operations October 3, 1994.
**  Annualized.


Per unit amounts are calculated using average units outstanding for the period.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


Number of
 shares                                                               Value
 ------                                                               -----


                LONG-TERM INVESTMENTS - 65.8%
                COMMON STOCKS - 20.7%
                  Auto and Transportation - 1.0%
  200               AMR Corporation*                                $  17,625
  400               Chrysler Corporation                               13,200
  300               Ford Motor Company                                  9,563
  150               General Motors Corporation                          8,362
                                                                    ---------
                      Total Auto and Transportation                    48,750
                                                                    ---------
                  Consumer Discretionary - 2.0%
  350               Dayton Hudson Corporation                          13,737
  150               Disney (Walt) Company                              10,444
  200               Eastman Kodak Company                              16,050
  350               Federated Department Stores, Inc.*                 11,944
  200               Home Depot, Inc.                                   10,025
  400               Mattel, Inc.                                       11,100
  100               McDonald's Corporation                              4,525
  650               Wal-Mart Stores, Inc.                              14,869
                                                                    ---------
                      Total Consumer Discretionary                     92,694
                                                                    ---------
                  Consumer Staples - 2.2%
  300               Coca-Cola Company                                  15,787
  200               Gillette Company                                   15,550
  300               PepsiCo, Inc.                                       8,775
  150               Philip Morris Companies, Inc.                      16,894
  200               Procter & Gamble Company                           21,500
  550               Sysco Corporation                                  17,944
   50               Unilever, N.V.                                      8,762
                                                                    ---------
                      Total Consumer Staples                          105,212
                                                                    ---------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Number of
 shares                                                               Value
 ------                                                               -----

                  Financial Services - 2.8%
  250               American Express Company                         $  14,125
  200               American International Group, Inc.                  21,650
  600               Federal National Mortgage Association               22,350
  200               MBIA, Inc.                                          20,250
  200               Student Loan Marketing Association                  18,625
  200               The Charles Schwab Corporation                       6,400
  633               Travelers Corporation                               28,722
                                                                     ---------
                      Total Financial Services                         132,122
                                                                     ---------
                  Healthcare - 1.3%
  100               Abbott Laboratories, Inc.                            5,075
  100               American Home Products Corporation                   5,862
  100               Bristol-Myers Squibb Company                        10,875
  150               Columbia HCA/Healthcare Corporation                  6,113
  100               Lilly (Eli) & Company                                7,300
  200               Merck & Company, Inc.                               15,850
  100               Pfizer, Inc.                                         8,288
                                                                     ---------
                      Total Healthcare                                  59,363
                                                                     ---------
                  Integrated Oils - 2.3%
  100               Amoco Corporation                                    8,050
  200               British Petroleum Company PLC                       28,275
  200               Chevron Corporation                                 13,000
  200               Exxon Corporation                                   19,600
  200               Mobil Corporation                                   24,450
  100               Royal Dutch Petroleum Company ADR                   17,075
                                                                     ---------
                      Total Integrated Oils                            110,450
                                                                     ---------
                  Materials and Processing - 2.2%
  150               Aluminum Company of America                          9,562
  300               Dover Corporation                                   15,075


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


Number of
 shares                                                                Value
 ------                                                                -----

                  Materials and Processing - 2.2% (continued)
   200              Dow Chemical Company                              $  15,675
   200              DuPont (E.I.) de Nemours & Company, Inc.             18,875
   250              Inco, Ltd.                                            7,969
   200              International Paper Company                           8,075
    50              Kimberly-Clark Corporation                            4,763
   200              Minnesota Mining & Manufacturing Company             16,575
   100              Phelps Dodge Corporation                              6,750
                                                                      ---------
                      Total Materials and Processing                    103,319
                                                                      ---------
                  Other Energy - 0.3%
   150              Schlumberger, Ltd.                                   14,981
                                                                      ---------
                  Producer Durables - 2.2%
   300              Allied-Signal, Inc.                                  20,100
   150              Boeing Company                                       15,956
   200              Emerson Electric Company                             19,350
   100              Fluor Corporation                                     6,275
   200              General Electric Company                             19,775
   200              General Motors Corporation                           11,250
   200              York International Corporation                       11,175
                                                                      ---------
                      Total Producer Durables                           103,881
                                                                      ---------
                  Technology 2.6%
   100              Cisco Systems, Inc.*                                  6,362
   200              Compaq Computer Corporation*                         14,850
    50              Computer Associates International, Inc.               2,488
   200              Hewlett-Packard Company                              10,050
    20              Imation Corporation*                                    563
   200              Intel Corporation                                    26,187
   100              International Business Machines Corporation          15,100
   400              Microsoft Corporation*                               33,050


         The accompanying notes are an integral part of this statement

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Number of
 shares                                                                Value
 ------                                                                -----

                  Technology 2.6% (continued)
      100           Motorola, Inc.                                   $   6,138
      175           Xerox Corporation                                    9,209
                                                                     ---------
                      Total Technology                                 123,997
                                                                     ---------
                  Utilities - 1.8%
      350           AT&T Corporation                                    15,225
      450           GTE Corporation                                     20,475
      113           Lucent Technologies, Inc.                            5,227
      300           MCI Communications Corporation                       9,806
      450           NIPSCO Industries, Inc.                             17,831
      300           SBC Communications, Inc.                            15,525
                                                                     ---------
                      Total Utilities                                   84,089
                                                                     ---------
                      Total Common Stocks (Cost $737,156)              978,858
                                                                     ---------
Principal
 amount
 ------
                CORPORATION BONDS - 4.6%
$ 125,000         Anheuser-Busch Companies, Inc. 6.75%, due 08/01/03   125,534
  100,000         BankAmerica Corporation, 6.20%, due 02/15/06          93,994
                                                                     ---------
                    Total Corporate Bonds (Cost $223,613)              219,528
                                                                     ---------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 40.5%
                  U.S. Government Agency Obligation - 3.1%
  150,000           Federal Home Loan Bank, 6.05%, due 06/28/00        149,078
                                                                     ---------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Principal
 amount                                                                 Value
 ------                                                                 -----
                  U.S. Government Obligations - 37.4%
$ 150,000           U.S. Treasury Note, 6.00%, due 08/15/99         $   149,953
  500,000           U.S. Treasury Note, 6.38%, due 03/31/01             503,282
  350,000           U.S. Treasury Note, 6.38%, due 08/15/02             352,297
  630,000           U.S. Treasury Note, 7.25%, due 08/15/04             663,272
  100,000           U.S. Treasury Note, 9.25%, due 08/15/98             105,031
                                                                    -----------
                      Total U.S. Government Obligations               1,773,835
                                                                    -----------
                      Total U.S. Government and Agency Obligations
                       (Cost $1,913,929)                              1,922,913
                                                                    -----------
                      Total Long-Term Investments (Cost $2,874,698)   3,121,299
                                                                    -----------
                SHORT-TERM INVESTMENTS - 32.8%
                  Repurchase Agreements - 6.2%
                    Barclays BZW Securities, dated 12/31/96, 5.90%,
                     due 01/02/97 in the amount of $214,000
                     (collateralized by $217,424 U.S. Treasury Note,
                     6.25%, due 06/30/98, with a market value of
                     $218,953 at 12/31/96), repurchase proceeds
  214,000            $214,070                                           214,000
                    Goldman Sachs and Company, dated 12/31/96,
                     6.00%, due 01/01/97 in the amount of $82,000
                     (collateralized by $83,128 U.S. Treasury Note,
                     6.25%, due 05/31/00, with a market value of
                     $84,025 at 12/31/96), repurchase proceeds
   82,000            $82,027                                             82,000
                                                                    -----------
                      Total Repurchase Agreements                       296,000
                                                                    -----------
   Units
                  Short-Term Investment Fund - 2.4%
                    Fidelity Institutional Cash Portfolios:
  112,000             Government                                       112,000
                  U.S. Government Obligation - 24.2%


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-INCOME FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Principal
 amount                                                                 Value
 ------                                                                 -----

$ 200,000         U.S. Treasury Bill, 5.08%, due 01/09/97           $   199,778
  950,000         U.S. Treasury Note, 4.75%, due 02/15/97               948,516
                                                                    -----------
                    Total U.S. Government Obligations                 1,148,294
                                                                    -----------
                    Total Short-Term Investments (Cost $1,556,294)    1,556,294
                                                                    -----------
                    Total Investments (Cost $4,430,992) - 98.6%       4,677,593
                                                                    -----------
                Other assets in excess of liabilities - 1.4%             62,668
                                                                    -----------

                    NET ASSETS - 100% $                             $ 4,740,261
                                                                    ===========
*  Nonincome producing securities.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996



                                    Assets

Investments, at value (cost $4,430,992)                         $ 4,677,593
Cash                                                                    901
Investment income receivable                                         66,060
Receivable for units issued                                              96
                                                                -----------
     Total assets                                                 4,744,650
                                                                -----------

                                  Liabilities

Management fee payable                                                4,389
                                                                -----------
     Total liabilities                                                4,389
                                                                -----------
Net assets                                                      $ 4,740,261
                                                                ===========
Net assets were comprised of:
 Units of beneficial interest                                   $ 2,840,195
 Accumulated net investment income                                  779,722
 Accumulated net realized gain                                      873,743
 Net unrealized appreciation                                        246,601
                                                                -----------

 Net assets at December 31, 1996                                $ 4,740,261
                                                                ===========
Unit value, offering price and redemption price per unit
 ($4,740,261/385,376 units of beneficial interest issued
 and outstanding; unlimited number of units authorized)         $     12.30
                                                                ===========


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-INCOME FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1996



                             Net investment income

Income:
  Dividends                                                           $ 21,050
  Interest                                                             221,823
                                                                      --------
        Total income                                                   242,873
                                                                      --------
Expenses:
  Management fee (Note 2)                                               53,775
  Accounting fees                                                        9,892
  Audit fees                                                            11,088
  Directors' fees                                                        2,247
  Insurance                                                              3,635
  Legal fees                                                             9,087
  Registration fees                                                        387
  Shareholder reports                                                    2,792
  Miscellaneous                                                          1,621
                                                                      --------
        Total expenses                                                  94,524
  Expense subsidy (Note 3)                                             (40,749)
                                                                      --------
        Net expenses                                                    53,775
                                                                      --------
Net investment income                                                  189,098
                                                                      --------
                Net realized and unrealized gain on investments

Net realized gain on investments                                        98,693
Unrealized appreciation in value of investments during the year         23,398
                                                                      --------
Net gain on investments                                                122,091
                                                                      --------
Net increase in net assets resulting from operations                  $311,189
                                                                      ========


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-INCOME FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                             Years ended
                                                             December 31,
                                                             ------------
                                                         1996            1995
                                                         ----            ----
Increase/(decrease) in net assets:
  From operations:
    Net investment income                            $   189,098   $    479,083
    Net realized gain on investments                      98,693        808,803
    Unrealized appreciation in value
     of investments during the year                       23,398        307,656
                                                     -----------   ------------
    Net increase in net assets resulting from
     operations                                          311,189      1,595,542
                                                     -----------   ------------
  From unit transactions:
    Net proceeds from units issued                       952,199     13,404,622
    Cost of units redeemed                            (1,892,110)   (19,276,354)
                                                     -----------   ------------
     Net decrease in net assets resulting
      from unit transactions                            (939,911)    (5,871,732)
                                                     -----------   ------------
     Total decrease in net assets                       (628,722)    (4,276,190)
Net assets, beginning of year                          5,368,983      9,645,173
                                                     -----------   ------------

Net assets, end of year                              $ 4,740,261   $  5,368,983
                                                     ===========   ============
Net change in units outstanding:
  Units issued                                            80,449      1,270,206
  Units redeemed                                        (161,659)    (1,770,961)
                                                     -----------   ------------
                                                         (81,210)      (500,755)
                                                     ===========   ============


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-INCOME FUND

                       SELECTED PER UNIT DATA AND RATIOS
 (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH OF THE YEARS INDICATED)



                                                Years ended December 31,
                                                ------------------------
                                                1996      1995      1994*
                                                ----      ----      ----
Selected per unit data:
  Investment income                            $  0.58   $  0.60   $  0.15
  Expenses                                       (0.23)    (0.16)    (0.06)
  Expense subsidy                                 0.10      0.04      0.03
                                               -------   -------   -------
Net investment income                             0.45      0.48      0.12
Net realized and unrealized
  gain/(loss) on investments                      0.34      1.06     (0.15)
                                               -------   -------   -------
Net increase in net asset value                   0.79      1.54     (0.03)
Net asset value, beginning of period             11.51      9.97     10.00

Net asset value, end of period                 $ 12.30   $ 11.51   $  9.97
                                               =======   =======   =======
Ratio to average net assets:
  Expenses                                        1.10%     1.10%     1.10%**
  Net investment income                           3.88%     4.52%     4.77%**
Other:
  Average net assets (000 omitted)             $ 4,874   $10,590   $ 9,491
  Portfolio turnover                                66%      278%       15%
  Number of units outstanding
   at end of year (000 omitted)                    385       467       967
  Total return                                    6.90%    15.41%    (1.22%)**


*       Commencement of Operations October 3, 1994.
**      Annualized.

        Per unit amounts are calculated using average units outstanding for the period.



        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          RISK MANAGER-BALANCED FUND

                           PORTFOLIO OF INVESTMENTS

                              DECEMBER 31, 1996c


Number of
 shares                                                               Value
 ------                                                               -----
                LONG-TERM INVESTMENTS - 82.4%
                COMMON STOCKS - 45.2%
                  Auto and Transportation - 2.2%
  500               AMR Corporation*                                 $   44,062
1,000               Chrysler Corporation                                 33,000
  800               Ford Motor Company                                   25,500
  450               General Motors Corporation                           25,088
                                                                     ----------
                      Total Auto and Transportation                     127,650
                                                                     ----------
                  Consumer Discretionary - 3.9%
  900               Dayton Hudson Corporation                            35,325
  300               Disney (Walt) Company                                20,888
  400               Eastman Kodak Company                                32,100
1,000               Federated Department Stores, Inc.*                   34,125
  450               Home Depot, Inc.                                     22,556
1,187               Mattel, Inc.                                         32,939
  400               McDonald's Corporation                               18,100
1,500               Wal-Mart Stores, Inc.                                34,312
                                                                     ----------
                      Total Consumer Discretionary                      230,345
                                                                     ----------
                  Consumer Staples - 4.3%
1,000               Coca-Cola Company                                    52,625
  400               Gillette Company                                     31,100
  800               PepsiCo, Inc.                                        23,400
  350               Phillip Morris Companies, Inc.                       39,419
  400               Procter & Gamble Company                             43,000
1,450               Sysco Corporation                                    47,306
  100               Unilever, N.V.                                       17,525
                                                                     ----------
                      Total Consumer Staples                            254,375
                                                                     ----------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          RISK MANAGER-BALANCED FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Number of
 shares                                                               Value
 ------                                                               -----

                  Financial Services - 6.7%
   800              American Express Company                         $  45,200
   500              American International Group, Inc.                  54,125
 1,700              Federal National Mortgage Association               63,325
   600              MBIA, Inc.                                          60,750
   750              Student Loan Marketing Association                  69,844
   450              The Charles Schwab Corporation                      14,400
 2,000              Travelers Corporation                               90,750
                                                                     ---------
                      Total Financial Services                         398,394
                                                                     ---------
                  Healthcare - 3.4%
   400              Abbott Laboratories, Inc.                           20,300
   400              American Home Products Corporation                  23,450
   300              Bristol-Myers Squibb Company                        32,625
   375              Columbia HCA/Healthcare Corporation                 15,281
   300              Lilly (Eli) & Company                               21,900
   700              Merck & Company, Inc.                               55,475
   400              Pfizer, Inc.                                        33,150
                                                                     ---------
                      Total Healthcare                                 202,181
                                                                     ---------
                  Integrated Oils - 4.8%
   300              Amoco Corporation                                   24,150
   400              British Petroleum Company PLC                       56,550
   500              Chevron Corporation                                 32,500
   600              Exxon Corporation                                   58,800
   500              Mobil Corporation                                   61,125
   300              Royal Dutch Petroleum Company ADR                   51,225
                                                                     ---------
                      Total Integrated Oils                            284,350
                                                                     ---------
                  Materials and Processing - 4.8%
   350              Aluminum Company of America                         22,312
   900              Dover Corporation                                   45,225


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          RISK MANAGER-BALANCED FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Number of
 shares                                                                Value
 ------                                                                -----
                  Materials and Processing - 4.8% (continued)
  500               Dow Chemical Company                             $  39,188
  500               DuPont (E.I.) de Nemours & Company, Inc.            47,188
  600               Inco, Ltd.                                          19,125
  700               International Paper Company                         28,262
  150               Kimberly-Clark Corporation                          14,668
  600               Minnesota Mining & Manufacturing Company            49,725
  300               Phelps Dodge Corporation                            20,250
                                                                     ---------
                      Total Materials and Processing                   285,943
                                                                     ---------
                  Other Energy - 0.6%
  350               Schlumberger, Ltd.                                  34,956
                                                                     ---------
                  Producer Durables - 5.2%
  850               Allied-Signal, Inc.                                 56,950
  300               Boeing Company                                      31,912
  500               Emerson Electric Company                            48,375
  400               Fluor Corporation                                   25,100
  850               General Electric Company                            84,044
  500               General Motors Corporation                          28,125
  600               York International Corporation                      33,525
                                                                     ---------
                      Total Producer Durables                          308,031
                                                                     ---------
                  Technology - 5.6%
  300               Cisco Systems, Inc.*                                19,088
  500               Compaq Computer Corporation*                        37,125
  300               Computer Associates International, Inc.             14,925
  450               Hewlett-Packard Company                             22,612
   60               Imation Corporation*                                 1,688
  500               Intel Corporation                                   65,469
  300               International Business Machines Corporation         45,300
  900               Microsoft Corporation*                              74,362
  250               Motorola, Inc.                                      15,344
  600               Xerox Corporation                                   31,575
                                                                     ---------

                      Total Technology                                 327,488
                                                                     ---------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-BALANCE FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Number of
 shares                                                               Value
 ------                                                               -----


                  Utilities - 3.7%
      850           AT&T Corporation                               $  36,975
    1,200           GTE Corporation                                   54,600
      275           Lucent Technologies, Inc.                         12,719
      800           MCI Communications Corporation                    26,150
    1,250           NIPSCO Industries, Inc.                           49,531
      800           SBC Communications, Inc.                          41,400
                                                                  ----------
                      Total Utilities                                221,375
                                                                  ----------
                      Total Common Stocks (Cost $1,976,994)        2,675,088
                                                                  ----------
Principal
 amount
 ------
                CORPORATION BONDS - 3.7%
$ 125,000         Anheuser-Busch Companies, Inc. 6.75%, due
                   08/01/03                                          125,534
  100,000         BankAmerica Corporation, 6.20%, due 02/15/06        93,994
                                                                  ----------
                    Total Corporate Bonds (Cost $223,614)            219,528
                                                                  ----------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 33.5%
                  U.S. Government Agency Obligation - 2.5%
  150,000           Federal Home Loan Bank, 6.05%, due 06/28/00      149,078
                                                                  ----------
                  U.S. Government Obligations - 31.0%
  300,000         U.S. Treasury Note, 6.00%, due 08/15/99            299,906
  500,000         U.S. Treasury Note, 6.38%, due 03/31/01            503,281
  575,000         U.S. Treasury Note, 6.38%, due 08/15/02            578,774
  270,000         U.S. Treasury Note, 7.25%, due 08/15/04            284,260
  150,000         U.S. Treasury Note, 8.50%, due 11/15/00            162,000
                                                                  ----------
                    Total U.S. Government Obligations              1,828,221
                                                                  ----------
                    Total U.S. Government and Agency Obligations
                     (Cost $1,988,991)                             1,977,299
                                                                  ----------
                    Total Long-Term Investments (Cost $4,189,599)  4,871,915
                                                                  ----------


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          RISK MANAGER-BALANCED FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996


Principal
 amount                                                               Value
 ------                                                               -----

                SHORT-TERM INVESTMENTS - 16.7%
                  Repurchase Agreements - 1.0%
                   Barclays BZW Securities, dated 12/31/96, 5.90%,
                    due 01/02/97 in the amount of $58,000
                    (collateralized by $58,928 U.S. Treasury Note,
                    6.25%, due 06/30/98, with a market value of
                    $59,342 at 12/31/96), repurchase proceeds
$  58,000           $58,019                                       $    58,000
                                                                   ----------
Number of
 shares
 ------
                  Short-Term Investment Fund - 0.5%
                    Fidelity Institutional Cash Portfolios:
   31,000             Government                                       31,000
                                                                   ----------

Principal
 amount
 ------
                  U.S. Government Obligations - 15.2%
$ 250,000           U.S. Treasury Bill, 5.08%, due 01/09/97           249,723
  650,000           U.S. Treasury Note, 4.75%, due 02/15/97           648,985
                                                                   ----------
                      Total U.S. Government Obligations               898,708
                                                                   ----------
                      Total Short-Term Investments (Cost $987,708)    987,708
                                                                   ----------
                      Total Investments (Cost $5,177,307) - 99.1%   5,859,623
                                                                   ----------
                Other assets in excess of liabilities 0.9%             55,650
                                                                   ----------
                      NET ASSETS - 100%                            $5,915,273
                                                                   ==========
*  Nonincome producing security.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          RISK MANAGER-BALANCED FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996



                                    Assets

Investments, at value (cost $5,177,307)                          $ 5,859,623
Cash                                                                     702
Investment income receivable                                          60,601
Receivable for units issued                                              185
                                                                 -----------
     Total assets                                                  5,921,111
                                                                 -----------
                                  Liabilities

Management fee payable                                                 5,554
Payable for units redeemed                                               284
                                                                 -----------
     Total liabilities                                                 5,838
                                                                 -----------
Net assets                                                       $ 5,915,273
                                                                 ===========
Net assets were comprised of:
  Units of beneficial interest                                   $ 3,987,249
  Accumulated net investment income                                  529,476
  Accumulated net realized gain                                      716,232
  Net unrealized appreciation                                        682,316
                                                                 -----------
  Net assets at December 31, 1996                                $ 5,915,273
                                                                 ===========
Unit value, offering price and redemption price per unit
 ($5,915,273/455,222 units of beneficial interest issued
 and outstanding; unlimited number of units authorized)          $     12.99
                                                                 ===========


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          RISK MANAGER-BALANCED FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1996



                             Net investment income

Income:
  Dividends                                                          $  49,989
  Interest                                                             196,583
                                                                     ---------
     Total income                                                      246,572
                                                                     ---------
Expenses:
  Management fee (Note 2)                                               65,896
  Accounting fees                                                        9,892
  Audit fees                                                            11,088
  Directors' fees                                                        2,247
  Insurance                                                              3,600
  Legal fees                                                             9,087
  Registration fees                                                        908
  Shareholder reports                                                    2,792
  Miscellaneous                                                          1,669
                                                                     ---------
     Total expenses                                                    107,179
  Expense subsidy (Note 3)                                             (41,283)
                                                                     ---------
     Net expenses                                                       65,896
                                                                     ---------
Net investment income                                                  180,676
                                                                     ---------
                Net realized and unrealized gain on investments

Net realized gain on investments                                        82,515
Unrealized appreciation in value of investments during the year        369,085
                                                                     ---------
Net gain on investments                                                451,600
                                                                     ---------
Net increase in net assets resulting from operations                 $ 632,276
                                                                     =========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          RISK MANAGER-BALANCED FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                             Years ended
                                                             December 31,
                                                             ------------
                                                         1996            1995

Increase/(decrease) in net assets:
  From operations:
    Net investment income                             $   180,676  $    299,128
    Net realized gain on investments                       82,515       672,362
    Unrealized appreciation in value
     of investments during the year                       369,085       356,487
                                                      -----------  ------------
      Net increase in net assets resulting
       from operations                                    632,276     1,327,977
                                                      -----------  ------------
  From unit transactions:
    Net proceeds from units issued                      1,739,716    14,814,714
    Cost of units redeemed                             (2,373,479)  (15,323,567)
                                                      -----------  ------------
      Net decrease in net assets resulting
       from unit transactions                            (633,763)     (508,853)
                                                      -----------  ------------
      Total increase/(decrease) in net assets              (1,487)      819,124
Net assets, beginning of year                           5,916,760     5,097,636
                                                      -----------  ------------

Net assets, end of year                               $ 5,915,273  $  5,916,760
                                                      ===========  ============
Net change in units outstanding:
  Units issued                                            144,554     1,379,553

  Units redeemed                                         (195,789)   (1,386,206)
                                                      -----------  ------------

                                                          (51,235)       (6,653)
                                                      ===========  ============


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                          RISK MANAGER-BALANCED FUND

                       SELECTED PER UNIT DATA AND RATIOS
         (Selected data for a unit outstanding throughout each of the years indicated)



                                                  Years ended December 31,
                                                 --------------------------
                                                  1996      1995     1994*
                                                 ------    -------  -------
Selected per unit data:
  Investment income                              $ 0.50    $ 0.50   $ 0.13
  Expenses                                        (0.21)    (0.17)   (0.09)
  Expense subsidy                                  0.08      0.05     0.06
                                                 ------    ------   ------
Net investment income                              0.37      0.38     0.10
Net realized and unrealized
  gain/(loss) on investments                       0.94      1.36    (0.16)
                                                 ------    ------   ------
Net increase/(decrease) in net asset value         1.31      1.74    (0.06)
Net asset value, beginning of period              11.68      9.94    10.00
                                                 ------    ------   ------
Net asset value, end of period                   $12.99    $11.68   $ 9.94
                                                 ======    ======   ======
Ratio to average net assets:
  Expenses                                         1.10%     1.10%    1.10%**
  Net investment income                            3.02%     3.54%    3.99%**
Other:
  Average net assets (000 omitted)               $5,990    $8,456   $5,051
  Portfolio turnover                                 51%      337%      17%
  Number of units outstanding
    at end of year (000 omitted)                    455       506      513
  Total return                                    11.23%    17.59%   (2.64%)**
--------------
*  Commencement of Operations October 3, 1994.
** Annualized.

Per unit amounts are calculated using average units outstanding for the period.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-GROWTH FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Number of
 shares                                                              Value
 ------                                                              -----
                LONG-TERM INVESTMENTS - 73.9%
                COMMON STOCKS - 50.4%
                  Auto and Transportation - 2.2%
  250               AMR Corporation*                                $ 22,031
  600               Chrysler Corporation                              19,800
  500               Ford Motor Company                                15,938
  300               General Motors Corporation                        16,725
                                                                    --------
                      Total Auto and Transportation                   74,494
                                                                    --------
                  Consumer Discretionary - 4.8%
  600               Dayton Hudson Corporation                         23,550
  200               Disney (Walt) Company                             13,925
  350               Eastman Kodak Company                             28,087
  750               Federated Department Stores, Inc.*                25,594
  250               Home Depot, Inc.                                  12,531
  250               McDonald's Corporation                            11,313
  550               Sears, Roebuck & Company                          25,369
1,000               Wal-Mart Stores, Inc.                             22,875
                                                                    --------
                      Total Consumer Discretionary                   163,244
                                                                    --------
                  Consumer Products and Services - 0.0%
    7               Conseco, Inc.                                        445
                                                                    --------
                  Consumer Staples - 5.2%
  700               Coca-Cola Company                                 36,838
  300               Gillette Company                                  23,325
  600               PepsiCo, Inc.                                     17,550
  250               Phillip Morris Companies, Inc.                    28,156
  250               Procter & Gamble Company                          26,875
1,000               Sysco Corporation                                 32,625
   50               Unilever, N.V.                                     8,762
                                                                    --------
                      Total Consumer Staples                         174,131
                                                                    --------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-GROWTH FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Number of
 shares                                                              Value
 ------                                                              -----
                Financial Services - 6.9%
  500             American Express Company                          $ 28,250
  300             American International Group, Inc.                  32,475
1,000             Federal National Mortgage Association               37,250
  300             MBIA, Inc.                                          30,375
  500             Student Loan Marketing Association                  46,563
  350             The Charles Schwab Corporation                      11,200
1,000             Travelers Corporation                               45,375
                                                                    --------
                    Total Financial Services                         231,488
                                                                    --------
                Healthcare - 3.6%
  250             Abbott Laboratories, Inc.                           12,688
  200             American Home Products Corporation                  11,725
  150             Bristol-Myers Squibb Company                        16,313
  300             Columbia HCA/Healthcare Corporation                 12,225
  200             Lilly (Eli) & Company                               14,600
  450             Merck & Company, Inc.                               35,662
  200             Pfizer, Inc.                                        16,575
                                                                    --------
                    Total Healthcare                                 119,788
                                                                    --------
                Integrated Oils - 5.4%
  200             Amoco Corporation                                   16,100
  300             British Petroleum Company PLC                       42,413
  300             Chevron Corporation                                 19,500
  350             Exxon Corporation                                   34,300
  300             Mobil Corporation                                   36,675
  200             Royal Dutch Petroleum Company ADR                   34,150
                                                                    --------
                    Total Integrated Oils                            183,138
                                                                    --------
                Materials and Processing - 5.8%
  200             Aluminum Company of America                         12,750
  600             Dover Corporation                                   30,150

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-GROWTH FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Number of
 shares                                                              Value
 ------                                                              -----
                Materials and Processing - 5.8% (continued)
  300             Dow Chemical Company                              $ 23,512
  250             DuPont (E.I.) de Nemours & Company, Inc.            23,594
  400             Inco, Ltd.                                          12,750
  400             International Paper Company                         16,150
  300             Kimberly-Clark Corporation                          28,575
  400             Minnesota Mining & Manufacturing Company            33,150
  200             Phelps Dodge Corporation                            13,500
                                                                    --------
                    Total Materials and Processing                   194,131
                                                                    --------
                Other Energy - 0.6%
  200             Schlumberger, Ltd.                                  19,975
                                                                    --------
                Producer Durables - 5.7%
  600             Allied-Signal, Inc.                                 40,200
  200             Boeing Company                                      21,275
  400             Emerson Electric Company                            38,700
  200             Fluor Corporation                                   12,550
  350             General Electric Company                            34,606
  300             General Motors Corporation                          16,875
  500             York International Corporation                      27,937
                                                                    --------
                    Total Producer Durables                          192,143
                                                                    --------
                Technology - 6.4%
  200             Cisco Systems, Inc.*                                12,725
  400             Compaq Computer Corporation*                        29,700
  150             Computer Associates International, Inc.              7,463
  400             Hewlett-Packard Company                             20,100
   40             Imation Corporation*                                 1,125
  300             Intel Corporation                                   39,281
  150             International Business Machines Corporation         22,650

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-GROWTH FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Number of
 shares                                                              Value
 ------                                                              -----
                Technology - 6.4% (continued)
  600             Microsoft Corporation*                            $   49,575
  150             Motorola, Inc.                                         9,206
  450             Xerox Corporation                                     23,681
                                                                    ----------
                    Total Technology                                   215,506
                                                                    ----------
                Utilities - 3.8%
  550             AT&T Corporation                                      23,925
  550             GTE Corporation                                       25,025
  178             Lucent Technologies, Inc.                              8,232
  500             MCI Communications Corporation                        16,344
  750             NIPSCO Industries, Inc.                               29,719
  500             SBC Communications, Inc.                              25,875
                                                                    ----------
                    Total Utilities                                    129,120
                                                                    ----------
                    Total Common Stocks (Cost $1,286,867)            1,697,603
                                                                    ----------

Principal
 amount
 ------
              CORPORATE BOND - 0.8% (Cost $28,794)
$ 30,000        BankAmerica Corporation, 6.20%, 02/15/06                28,199
                                                                    ----------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.7%
                U.S. Government Agency Obligation - 1.5%
  50,000          Federal Home Loan Bank, 6.05%, due 06/28/00           49,693
                                                                    ----------
                U.S. Government Obligations - 21.2%
 150,000          U.S. Treasury Note, 6.00%, due 08/15/99              149,953
 250,000          U.S. Treasury Note, 6.38%, due 03/31/01              251,641
  90,000          U.S. Treasury Note, 6.50%, due 08/15/05               90,619
  30,000          U.S. Treasury Note, 7.25%, due 08/15/04               31,584
  50,000          U.S. Treasury Note, 7.50%, due 05/15/02               52,875
 130,000          U.S. Treasury Note, 7.75%, due 01/31/00              136,053
                                                                    ----------
                    Total U.S. Government Obligations                  712,725
                                                                    ----------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-GROWTH FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Principal
 amount                                                              Value
 ------                                                              -----
                      Total U.S. Government and Agency Obligations
                       (Cost $752,683)                              $  762,418
                                                                    ----------
                      Total Long-Term Investments (Cost $2,068,344)  2,488,220
                                                                    ----------
                SHORT-TERM INVESTMENTS - 25.6%
                  Repurchase Agreements - 9.0%
                    Barclays BZW Securities, dated 12/31/96, 5.90%,
                     due 01/02/97 in the amount of $153,000
                     (collateralized by $155,448 U.S. Treasury Note,
                     6.25%, due 06/30/98, with a market value of
                     $156,541 at 12/31/96), repurchase proceeds
$ 153,000            $153,050                                          153,000
                    Goldman Sachs and Company, dated 12/31/96,
                     6.00%, due 01/02/97 in the amount of $149,000
                     (collateralized by $151,049 U.S. Treasury Note,
                     6.25%, due 05/31/00, with a market value of
                     $152,679 at 12/31/96), repurchase proceeds
  149,000            $149,050                                          149,000
                                                                    ----------
                      Total Repurchase Agreements                      302,000
                                                                    ----------

Number of
 shares
 ------
                  Short-Term Investment Fund - 3.2%
                    Fidelity Institutional Cash Portfolios:
109,000               Government                                       109,000
                                                                    ----------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-GROWTH FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Principal
 amount                                                              Value
 ------                                                              -----
                U.S. Government Obligations - 13.4%
$ 400,000         U.S. Treasury Bill, 5.08%, due 01/09/97           $  399,558
   50,000         U.S. Treasury Note, 4.75%, due 02/15/97               49,922
                                                                    ----------
                    Total U.S. Government Obligations                  449,480
                                                                    ----------
                    Total Short-Term Investments (Cost $860,480)       860,480
                                                                    ----------
                    Total Investments (Cost $2,928,824) - 99.5%      3,348,700
                                                                    ----------
              Other assets in excess of liabilities - 0.5%              17,941
                                                                    ----------
                    NET ASSETS - 100%                               $3,366,641
                                                                    ==========

* Nonincome producing security


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996



                                    Assets
                                    ------

Investments, at value (cost $2,928,824)                               $3,348,700
Cash                                                                         480
Investment income receivable                                              20,260
Receivable for units issued                                                  309
                                                                      ----------
      Total assets                                                     3,369,749
                                                                      ----------

                                  Liabilities
                                  -----------

Management fee payable                                                     3,108
                                                                      ----------
      Total liabilities                                                    3,108
                                                                      ----------
Net assets                                                            $3,366,641

Net assets were comprised of:
  Units of beneficial interest                                        $2,016,563
  Accumulated net investment income                                      286,605
  Accumulated net realized gain                                          643,597
  Net unrealized appreciation                                            419,876
                                                                      ----------


  Net assets at December 31, 1996                                     $3,366,641
                                                                      ==========

Unit value, offering price and redemption price per unit
 ($3,366,641/246,209 units of beneficial interest issued
 and outstanding; unlimited number of units authorized)               $    13.67
                                                                      ==========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-GROWTH FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1996



                             Net investment income
                             ---------------------

Income:
  Dividends                                                            $ 30,846
  Interest                                                               95,229
                                                                       --------
    Total income                                                        126,075
                                                                       --------
Expenses:
  Management fee (Note 2)                                                34,824
  Accounting fees                                                         9,892
  Audit fees                                                             11,088
  Directors' fees                                                         2,247
  Insurance                                                               3,505
  Legal fees                                                              9,087
  Registration fees                                                       1,033
  Shareholder reports                                                     2,792
  Miscellaneous                                                           1,484
                                                                       --------
    Total expenses                                                       75,952
  Expense subsidy (Note 3)                                              (41,128)
                                                                       --------
    Net expenses                                                         34,824
                                                                       --------
Net investment income                                                    91,251
                                                                       --------

                Net realized and unrealized gain on investments
                -----------------------------------------------

Net realized gain on investments                                          8,108
Unrealized appreciation in value of investments during the year         288,719
                                                                       --------
Net gain on investments                                                 296,827
                                                                       --------
Net increase in net assets resulting from operations                   $388,078
                                                                       ========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-GROWTH FUND

                      STATEMENT OF CHANGES IN NET ASSETS

                                                            Years ended
                                                            December 31,
                                                            ------------
                                                        1996            1995
                                                        ----            ----
Increase/(decrease) in net assets:
  From operations:
    Net investment income                             $   91,251    $   156,984
    Net realized gain on investments                       8,108        693,488
    Unrealized appreciation in value
     of investments during the year                      288,719        162,228
                                                      ----------    -----------
      Net increase in net assets resulting
       from operations                                   388,078      1,012,700
                                                      ----------    -----------
  From unit transactions:
    Net proceeds from units issued                     1,582,402      2,678,624
    Cost of units redeemed                              (994,516)    (6,252,526)
                                                      ----------    -----------
      Net increase/(decrease) in net assets
       resulting from unit transactions                  587,886     (3,573,902)
                                                      ----------    -----------
      Total increase/(decrease) in net assets            975,964     (2,561,202)
Net assets, beginning of year                          2,390,677      4,951,879
                                                      ----------    -----------

Net assets, end of year                               $3,366,641    $ 2,390,677
                                                      ==========    ===========

Net change in units outstanding:
  Units issued                                           126,044        246,984
  Units redeemed                                         (77,561)      (549,521)
                                                      ----------    -----------
                                                          48,483       (302,537)
                                                      ==========    ===========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                           RISK MANAGER-GROWTH FUND

                       SELECTED PER UNIT DATA AND RATIOS
         (Selected data for a unit outstanding throughout each of the years indicated)

                                             Years ended December 31,
                                      -------------------------------------
                                         1996         1995         1994*
                                         ----         ----         -----
Selected per unit data:
  Investment income                      $ 0.51       $ 0.43        $ 0.11
  Expenses                                (0.31)       (0.20)        (0.09)
  Expense subsidy                          0.17         0.08          0.06
Net investment income                      0.37         0.31          0.08
Net realized and unrealized
 gain/(loss) on investments                1.21         1.88         (0.18)
Net increase/(decrease) in
 net asset value                           1.58         2.19         (0.10)
Net asset value, beginning of period      12.09         9.90         10.00

Net asset value, end of period           $13.67       $12.09        $ 9.90

Ratio to average net assets:
  Expenses                                 1.10%        1.10%         1.10%**
  Net investment income                    2.88%        2.84%         3.14%**
Other:
  Average net assets (000 omitted)       $3,166       $5,532        $4,949
  Portfolio turnover                         42%         191%           31%
  Number of units outstanding
   at end of year (000 omitted)             246          198           500
  Total return                            13.09%       22.15%        (4.10%)**

*       Commencement of Operations October 3, 1994.
**      Annualized.

        Per unit amounts are calculated using average units outstanding for the period.

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                               MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

                                                                                 Annualized
Principal                                                       Maturity        yield on date
 amount                                                           date           of purchase              Value
 ------                                                           ----           -----------              -----
                 CERTIFICATES OF DEPOSIT - 5.0%
$2,000,000         Commerzbank AG, 5.75%, due 04/11/97                                                 $ 1,999,738
 4,000,000         Societe Generale, 5.45%, due 02/07/97                                                 4,000,054
                                                                                                       -----------
                     Total Certificates of Deposit                                                       5,999,792
                                                                                                       -----------
                 COMMERCIAL PAPER - 59.9%
 4,000,000         American Express Credit Corporation           02/03/97           5.30%                3,980,567
 1,300,000         American Express Credit Corporation           02/25/97           5.28%                1,289,513
 4,500,000         American General Corporation                  01/16/97           5.30%                4,490,063
 3,000,000         Bank of America NT & SA                       03/06/97           5.28%                2,971,840
 2,000,000         Bank of America NT & SA                       04/16/97           5.31%                1,969,025
 4,500,000         BellSouth Telecommunications Corporation      01/21/97           5.27%                4,486,825
 5,000,000         Caisse D'Amortissement                        02/06/97           5.32%                4,973,400
 4,000,000         Cargill, Inc.                                 01/30/97           5.28%                3,982,987
 1,000,000         Cargill, Inc.                                 04/08/97           5.33%                  985,638
 1,200,000         Ford Motor Credit Company                     02/07/97           5.28%                1,193,488
 2,900,000         Ford Motor Credit Company                     03/20/97           5.27%                2,866,887
 5,000,000         General Electric Capital Corporation          02/20/97           5.28%                4,963,333
 4,000,000         Goldman Sachs Group, LP                       02/14/97           5.38%                3,973,698
 1,000,000         Goldman Sachs Group, LP                       05/09/97           5.30%                  981,155
 3,000,000         International Lease Finance Corporation       01/27/97           5.28%                2,988,560
 4,500,000         Metropolitan Life Funding, Inc.               01/24/97           5.30%                4,484,763
 2,000,000         Merrill Lynch & Company
                    National Rural Utilities Cooperative         01/30/97           5.33%                1,991,413
 4,500,000         Finance Corporation                           01/13/97           5.31%                4,492,035
 4,500,000         Schering Corporation                          04/22/97           5.32%                4,426,254
 5,000,000         Transamerica Finance Corporation              03/21/97           5.27%                4,942,176
 5,000,000         U.S.A.A. Capital Corporation                  03/31/97           5.30%                4,934,486
                                                                                                       -----------
                     Total Commercial Paper                                                             71,368,106
                                                                                                       -----------
               CORPORATE BONDS - 15.2%
               Associates Corporation of North America,
 1,000,000      6.63%, due 11/15/97                                                                      1,007,578
                 Caterpillar Finance Corporation, 5.48%,
 4,000,000        due 11/03/97*                                                                          4,000,000
                 International Lease Finance Corporation,
 1,900,000        6.28%, due 01/27/97                                                                    1,901,262

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                               MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Principal
 amount
 ------
                CORPORATE BONDS - 15.2% (continued)
                Merrill Lynch and Company, Inc., 5.74%,
$3,000,000       due 04/04/97**                                     $ 2,999,847
 1,172,000        NationsBank Corporation, 7.50%, due 02/15/97        1,175,396
 3,000,000        PepsiCo, Inc., 5.00%, due 02/24/97                  2,999,945
 4,000,000        Student Loan Corporation, 5.49%, due 03/25/97***    4,000,000
                                                                    -----------
                    Total Corporate Bonds                            18,084,028
                                                                    -----------
                REPURCHASE AGREEMENTS - 9.3%
                  Barclays BZW Securities, dated 12/31/96, 5.90%,
                   due 01/02/97 in the amount of $4,128,000
                   (collateralized by $4,194,048 U.S. Treasury
                   Note,6.25%, due 06/30/98, with a market value of
                   $4,223,537 at 12/31/96), repurchase proceeds
 4,128,000         $4,129,353                                         4,128,000
                  Goldman Sachs and Company, dated 12/31/96,
                   6.00%, due 01/02/97 in the amount of $5,127,000
                   (collateralized by $5,197,496 U.S. Treasury
                   Note, 6.25%, due 05/31/00, with a market value
                   of $5,253,585 at 12/31/96), repurchase proceeds
 5,127,000         $5,128,709                                         5,127,000
                  Merrill Lynch Government Securities, dated
                   12/31/96, 5.50%, due 01/02/97 in the amount
                   of $1,788,000 (collateralized by $1,765,040
                   U.S. Treasury Note, 6.50%, due 08/31/01, with
                   a market value of $1,824,665 at 12/31/96),
 1,788,000         proceeds $1,788,546                                1,788,000
                                                                    -----------
                      Total Repurchase Agreements                    11,043,000
                                                                    -----------

 Number of
   shares
-----------
                SHORT-TERM INVESTMENT FUND - 4.3%
                  Fidelity Institutional Cash Portfolios:
 5,091,000          Government                                        5,091,000
                                                                    -----------

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

                               MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996

Principal
 amount
 ------
                U.S. GOVERNMENT AGENCY OBLIGATION - 0.8%
                Federal National Mortgage Association, 5.45%,
$ 1,000,000       due 02/13/97                                      $  1,000,000
                                                                    ------------
                U.S. GOVERNMENT OBLIGATION - 4.2%
  5,000,000       U.S. Treasury Bill, 5.20%, due 01/23/97              4,984,111
                                                                    ------------
                    Total Investments (Cost $117,570,037) - 98.7%    117,570,037
                                                                    ------------
                Other assets in excess of liabilities - 1.3%           1,535,953
                                                                    ------------
                    NET ASSETS - 100%                               $119,105,990
                                                                    ============

* Interest rate is reset quarterly based on the three-month LIBOR. Rate shown is the rate in effect on December 31, 1996 minus five basis points.
** Interest rate is reset monthly based on the one-month CP flat rate. Rate shown is the rate in effect on December 31, 1996.
*** Interest rate is reset weekly based on the three-month U.S.
    Treasury Bill. Rate shown is the rate in effect on December 31, 1996 plus 27 basis points.


        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                               MONEY MARKET FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996



                    Assets

Investments at amortized cost, which approximates value         $117,570,037
Cash                                                                     140
Investment income receivable                                         405,085
Receivable for units issued                                        1,395,783
                                                                ------------
     Total assets                                                119,371,045
                                                                ------------

                    Liabilities

Management fee payable                                                50,394
Payable for units redeemed                                           214,661
                                                                ------------
     Total liabilities                                               265,055
                                                                ------------
Net assets                                                      $119,105,990
                                                                ============

Unit value, offering price and redemption price per unit
 ($119,105,990/119,105,990 units of beneficial interest
 issued and outstanding; unlimited
 number of units authorized)                                    $       1.00
                                                                ============

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                               MONEY MARKET FUND

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 1996



                             Net investment income

Income:
        Dividends                                                   $  153,896
        Interest                                                     4,728,061
                                                                    ----------
                Total income                                         4,881,957
                                                                    ----------
Expenses:
        Management fee (Note 2)                                        449,833
        Accounting fees                                                  8,954
        Audit fees                                                      11,088
        Directors' fees                                                  2,247
        Insurance                                                        5,090
        Legal fees                                                       2,537
        Registration fees                                               28,033
        Shareholder reports                                              2,792
        Miscellaneous                                                    6,328
                                                                    ----------
                Total expenses                                         516,902
        Expense subsidy (Note 3)                                       (67,069)
                                                                    ----------
                Net expenses                                           449,833
                                                                    ----------
Net investment income                                               $4,432,124
                                                                    ==========

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                               MONEY MARKET FUND

                      STATEMENT OF CHANGES IN NET ASSETS



                                                    Years ended December 31,
                                                 ------------------------------
                                                     1996               1995
                                                 -----------         ----------
Increase in net assets:
  From operations:
    Net investment income                      $   4,432,124      $   3,640,840
                                               -------------      -------------
    Dividends to unitholders                      (4,432,124)        (3,640,840)
                                               -------------      -------------
  From unit transactions (at $1 per unit):
    Net proceeds from units issued               163,851,223        143,467,408
    Net asset value of units issued for
     dividends reinvested                          4,432,124          3,640,840
    Cost of units redeemed                      (120,487,579)      (131,303,078)
                                               -------------      -------------
          Net increase in net assets
           resulting from unit transactions       47,795,768         15,805,170
                                               -------------      -------------
          Total increase in net assets            47,795,768         15,805,170
Net assets, beginning of year                     71,310,222         55,505,052
                                               -------------      -------------
Net assets, end of year                        $ 119,105,990      $  71,310,222
                                               =============      =============
Net change in units outstanding:
   Units issued                                  163,851,223        143,467,408
   Units redeemed                               (120,487,579)      (131,303,078)
   Units issued for dividends reinvested           4,432,124          3,640,840
                                               -------------      -------------
                                                  47,795,768         15,805,170
                                               =============      =============

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                               MONEY MARKET FUND

                       SELECTED PER UNIT DATA AND RATIOS
         (Selected data for a unit outstanding throughout each of the years indicated)

                                                                      Years ended December 31,
                                                   -----------------------------------------------------------
                                                     1996         1995*        1994*        1993       1992
                                                   -------      --------     ---------    --------   ---------
Selected per unit data:
  Investment income                                 $ 0.054      $ 0.059      $ 0.045      $ 0.032    $ 0.041
  Expenses                                           (0.006)**    (0.006)**    (0.007)**    (0.008)    (0.008)
  Expense subsidy                                     0.001        0.001        0.001        0.002      0.002
                                                    -------      -------      -------      -------    -------
Net investment income                                 0.049        0.054        0.039        0.026      0.035
Dividends to unitholders                             (0.049)      (0.054)      (0.039)      (0.026)    (0.035)
                                                    -------      -------      -------      -------    -------
Net asset value, beginning
  of year                                             1.000        1.000        1.000        1.000      1.000
                                                    -------      -------      -------      -------    -------
Net asset value, end of year                        $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000
                                                    =======      =======      =======      =======    =======

Ratio to average net assets:
  Expenses                                             0.50%*       0.50%*       0.50%*       0.65%      0.65%
  Net investment income                                4.93%        5.43%        3.90%        2.57%      3.37%
Other:
  Average net assets
    (000 omitted)                                   $89,967      $67,067      $31,587      $30,917    $34,125
  Number of units outstanding
    at end of year (000 omitted)                    119,106       71,310       55,505       28,024     32,861
  Total return                                         5.10%        5.57%        3.80%        2.60%      3.44%

-----------
* Reflects management fee reduction of 0.15% or $134,952, $100,525 and $27,802 for the years ended December 31, 1996, 1995 and 1994, respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was 0.56% of average net assets as the fee reduction went into effect on 5/2/94.
** Reflects management fee reduction of $134,952 or $0.002 per unit, $100,525 or $0.002 per unit and $27,802 or $0.001 per unit for the years ended December 31, 1996, 1995 and 1994, respectively. Without management fee reduction, expense per unit is $0.007, $0.007 and $0.008 for the years ended December 31, 1996, 1995 and 1994, respectively.

Per unit amounts are calculated using average units outstanding for the period.

        The accompanying notes are an integral part of this statement.

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST


                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996



The AVESTA Trust (the "Trust"), formerly the Retirement Investment Trust, is registered under the Investment Company Act of 1940 as an open-end, management investment company that consists of fifteen Funds for the collective investment of retirement accounts for which Texas Commerce Bank National Association ("TCB") or one of its affiliated banks serves as trustee. Under an amended and restated Declaration of Trust, TCB is the Trustee of the Trust and, as such, provides, or arranges for the provision of, investment advisory, administrative and custodial services and unitholder accounting. Chase Securities of Texas, Inc., an affiliate of TCB, is the distributor of the Trust. Each Fund has an unlimited number of units authorized.

The Trust currently offers thirteen Funds, each of which is accounted for separately and has a different investment objective.

The EQUITY GROWTH FUND seeks to increase retirement assets primarily by investing in equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stock, that provide capital appreciation. Current income is a secondary objective.

The EQUITY INCOME FUND seeks to increase retirement assets by investing primarily in equity-based securities that provide capital appreciation as well as current income.

The BALANCED FUND seeks to increase retirement assets by investing in a combination of bonds and equity-based securities to provide a balance of current income and capital appreciation.

The INCOME FUND seeks to increase retirement assets by investing primarily in domestic debt securities that earn a high level of current income with consideration also given to safety of principal.

The CORE EQUITY FUND seeks to increase retirement assets by investing primarily in common stocks of U.S. companies to maximize total investment return through emphasis on capital appreciation and current income consistent with reasonable risk.

The SMALL CAPITALIZATION FUND seeks to increase retirement assets by investing primarily in common stocks and other equity-based securities of small capitalization U.S. companies that can provide capital appreciation.

The SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND seeks to increase retirement assets by investing primarily in shorter-term securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto, to provide as high a level of current income as is consistent with the preservation of capital.

The U.S. GOVERNMENT SECURITIES FUND seeks to increase retirement assets by investing primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto, to provide current income with emphasis on preservation of capital. There is no restriction on the maturity of the Fund's portfolio or any particular portfolio security.

The INTERMEDIATE TERM BOND FUND seeks to increase retirement assets by investing primarily in debt securities with intermediate term maturities to provide current income, with consideration given to stability of principal.

The RISK MANAGER-INCOME FUND seeks to increase retirement assets by investing in a combination of debt and, to a lesser extent, equity-based securities to achieve high current income and, when appropriate, capital appreciation.

The RISK MANAGER-BALANCED FUND seeks to increase retirement assets by investing in a combination of debt and equity-based securities for high total return.

The RISK MANAGER-GROWTH FUND seeks to increase retirement assets by investing in a combination of equity-based and, to a lesser extent, debt securities to achieve capital appreciation and, secondarily, current income.

The MONEY MARKET FUND seeks to increase retirement assets by investing only in instruments with a remaining maturity of thirteen months or less to provide a high level of current income with equal emphasis on liquidity and stability of principal.

The INTERNATIONAL EQUITY FUND had not commenced operations at December 31, 1996.

The INTERNATIONAL BOND FUND had not commenced operations at December 31, 1996.

The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry or region.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 1 - ACCOUNTING POLICIES

SECURITIES VALUATION

Securities listed or traded on a national securities exchange are valued at the last reported sales price on the primary exchange on which they are traded, usually 3:00 p.m. Houston time. Unlisted securities and listed securities for which the last sales price is not available are valued at the last reported bid price. U.S. Government securities are valued at the last reported bid price.

For all Funds except for the Money Market Fund, short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities are valued at amortized cost if, (1) their term to maturity from date of purchase was 60 days or less, (2) their maturity is 60 days or less, or (3) their original term to maturity from date of purchase exceeded 60 days, by amortizing their value on the 61st day prior to maturity. The Money Market Fund values all securities at amortized cost.

A repurchase agreement is a short-term investment in which a Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time at a specified price. Repurchase agreements are entered into only with approved counterparties which are monitored on a daily basis. It is the Fund's policy that its custodian take possession of the underlying collateral securities, through physical delivery or book entry transfer, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

OPTIONS AND FUTURES CONTRACTS

Put and Call Options

All Funds, except the Money Market Fund, may invest in exchange-listed and over-the-counter put and call options in order to take advantage of market inefficiencies or to provide portfolio protection in expectation of a declining market. During 1996, the Trust invested in options contracts solely for the purpose of hedging their existing portfolio.

When a Fund writes (sells) a call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing call options which expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as writer of a call option, may have no control over whether the underlying securities may be sold, and as a result, bears the market risk of an unfavorable change in the price of the security underlying the written call option. If a written call option on a futures contract is exercised, the premium is recognized as a gain. Thereafter, such futures contracts are accounted for as described under "Financial Futures Contracts." The Fund may not write put options.

The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and is subsequently valued to reflect the current market value of the option purchased. If a purchased option expires, the Fund realizes a loss in the amount of the premium paid for the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are more or less than the cost of the option. If the Fund exercises a purchased put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. If the Fund exercises a purchased call option, the amount of the premium originally paid increases the cost of the security which the Fund purchases upon exercise of the option.

Financial Futures Contracts

A financial futures contract is an agreement between two parties to purchase
(long) or sell (short) a financial instrument at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as a realized gain or loss. The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities or securities the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should market values move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

FEDERAL INCOME TAXES

No provision for federal income taxes is required because the IRS has ruled that the Fund is a pooled-fund arrangement exempt from Federal Income Tax. To maintain this tax-exempt status, only Individual Retirement Accounts, Keogh plans, 401(k) plans and other plans exempt from federal taxation may invest in the Funds.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized using the scientific method except for the Money Market Fund which utilizes the straight-line method.

DIVIDEND DISTRIBUTIONS

The Money Market Fund declares daily and pays monthly dividend distributions from net investment income and short-term capital gains; such dividend distributions are automatically reinvested. Dividend distributions are recorded on ex-dividend date. The other twelve Funds do not declare or pay dividends on investment income.

NOTE 2 - MANAGEMENT FEES

The Fund has management agreements with TCB. Pursuant to these agreements, TCB has responsibility for all investment advisory services in connection with the management of the Fund. TCB pays the compensation of officers and employees of the Fund, occupancy and certain accounting and clerical costs of the Fund. The Fund bears all other costs and expenses.

The investment management fee paid by each Fund is accrued daily and paid monthly. With respect to the Equity Growth Fund, the Equity Income Fund, the Balanced Fund, the Income Fund and the Core Equity Fund, the management fee is limited to an annual rate of 1.00% of the first $250 million of the average daily net assets of each Fund, 0.90% of the next $250 million of such net assets and 0.80% of such net assets in excess of $500 million. The Short-Intermediate Term U.S. Government Securities Fund and the Intermediate Term Bond Fund pay a management fee limited to an annual rate of 0.75% of the first $250 million of the average daily net assets of the Fund, 0.65% of the next $250 million of such net assets and 0.55% of such net assets in excess of $500 million. The U.S. Government Securities Fund pays a management fee limited to an annual rate of 0.85% of the first $250 million of the average daily net assets of the Fund, 0.75% of the next $250 million of such net assets and 0.65% of such net assets in excess of $500 million. The Small Capitalization Fund pays a management fee limited to an annual rate of 1.15% of the first $250 million of the average daily net assets of the Fund, 1.05% of the next $250 million of such net assets and 0.95% of such net assets in excess of $500 million. The Risk Manager-Income Fund, the Risk Manager-Balanced Fund and the Risk Manager-Growth Fund pay a management fee limited to an annual rate of 1.10% of the first $250 million of the average daily net assets of the Fund, 1.00% of the next $250 million of such net assets and 0.90% of such net assets in excess of $500 million. The Money Market Fund pays a management fee limited to an annual rate of 0.65% of the Fund's average daily net assets.

NOTE 3 - EXPENSE SUBSIDY AND VOLUNTARY FEE WAIVER

In accordance with the management agreements, TCB has agreed to subsidize 100% of the operating expenses in excess of the management fee of each Fund until net assets of each Fund exceeds $250 million. Generally, expenses applicable to all Funds are allocated equally. Expenses incurred for specific Funds are allocated to the respective Funds.

From time to time, TCB may voluntarily elect to waive a portion of the Fund's management fee. The voluntary fee waiver may be discontinued at any time without prior notice.

For the year ended December 31, 1996, TCB elected to reduce management fees by a total of $297,065 resulting in the following amounts of fees reduced per Fund:
$135,137 in the Income Fund, $24,219 in the Small Capitalization Fund, $2,757 in the U.S. Government Securities Fund and $134,952 in the Money Market Fund.

NOTE 4 - PORTFOLIO SECURITIES

Purchases and sales of investment securities, excluding short-term securities, futures and written options, for the year ended December 31, 1996 and gross unrealized appreciation and depreciation at December 31, 1996 were as follows:

                                                                                    Gross               Gross
                                                                                  Unrealized          Unrealized
                                                    Purchases        Sales       Appreciation        Depreciation
                                                    ---------        -----       -------------       ------------
Equity Growth Fund                              $  34,977,528    $  27,755,339   $  14,645,886        $  358,901
Equity Income Fund                                 20,226,771        8,787,768      17,235,565           356,782
Balanced Fund                                      13,355,687       12,999,797       3,022,322            88,519
Income Fund                                        30,290,503       31,467,434         565,367           303,470
Core Equity Fund                                    7,528,897        7,409,156       7,978,415            85,775
Small Capitalization Fund                          14,103,155        7,359,850       5,076,207           483,557
Short-Intermediate Term U.S.
 Government Securities Fund                        49,238,128       38,371,333         188,442            72,002
U.S. Government Securities Fund                     1,148,281        1,064,165         109,255             2,447
Intermediate Term Bond Fund                         9,721,142        7,883,102          49,419            34,869
Risk Manager-Income Fund                            2,162,385        2,975,405         270,102            23,501
Risk Manager-Balanced Fund                          2,289,403        2,344,308         712,728            30,411
Risk Manager-Growth Fund                            1,174,818          908,180         429,619             9,739


Purchases and sales of long-term U.S. Government Obligations included in the purchase and sale amounts above for the year ended December 31, 1996 are as follows:

                                                                                    Gross               Gross
                                                                                  Unrealized          Unrealized
                                                    Purchases        Sales       Appreciation        Depreciation
                                                    ---------        -----       -------------       ------------
Balanced Fund                                   $   3,847,273    $   3,487,398   $     111,279        $    2,534
Income Fund                                        21,501,563       26,728,078         272,876           170,354
Short-Intermediate Term U.S.
  Government Securities Fund                       41,701,067       37,712,777             181            65,522
U.S. Government Securities Fund                     1,148,281        1,118,766         106,807
Intermediate Term Bond Fund                         8,281,943        7,115,667          25,781             6,342
Risk Manager-Income Fund                            1,620,906        1,889,380          22,007            11,433
Risk Manager-Balanced Fund                          1,352,297        1,265,615           5,033            15,284
Risk Manager-Growth Fund                              688,294          450,592          10,268               203


The Money Market Fund held only short-term securities and, therefore, is not included above.

NOTE 5 - 10:1 REVERSE SPLIT

On May 7, 1993, the Equity Growth Fund, the Equity Income Fund, the Balanced Fund and the Income Fund effected a 10 for 1 reverse split. One unit of beneficial interest was exchanged for each ten units of beneficial interest outstanding.